    As filed with the Securities and Exchange Commission on January 11, 2006

   Investment Company Act File No. 811-7840; Securities Act File No. 33-65632

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       POST-EFFECTIVE AMENDMENT No. 26 [X]

                                     and/or
         REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 28 [X]

                              SCHRODER SERIES TRUST
             875 Third Avenue, 22nd Floor, New York, New York 10022
                                 (212) 641-3800

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                          875 Third Avenue, 22nd Floor,
                            New York, New York 10022

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant   [_]  On (date) pursuant to paragraph (b)
     to paragraph (b)

[_]  60 days after filing pursuant to   [_]  On (date) pursuant to paragraph
     paragraph (a)(1)                        (a)(1)

[_]  75 days after filing pursuant to   [X]  On April 1, 2006 pursuant to
     paragraph (a)(2)                        paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC As soon as practicable after this registration statement becomes effective.

This post-effective amendment is being filed to include prospectuses and a statement of additional information relating to the Schroder Global Equity Yield
Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities
Fund (the "Funds"). Except as otherwise specifically indicated, the amendment does not delete or supersede any prospectus or statement of additional information in any prior post-effective amendment, except to the extent it relates to the Funds.

The information in this prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the
Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[Schroders LOGO]
--------------------------------------------------------------------------------
SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED JANUARY 11, 2006

PROSPECTUS
APRIL ___, 2006

SCHRODER GLOBAL EQUITY YIELD FUND
SCHRODER GLOBAL OPPORTUNITIES FUND
SCHRODER EMERGING MARKET EQUITY FUND
SCHRODER STRATEGIC BOND FUND
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

Investor Shares

This Prospectus describes five mutual funds offered by Schroder Series Trust
(the "Trust").

SCHRODER GLOBAL EQUITY YIELD FUND seeks, primarily, attractive current income, and secondarily, capital growth through investment primarily in a portfolio of equity securities of issuers located anywhere in the world.

SCHRODER GLOBAL OPPORTUNITIES FUND seeks capital appreciation by investing principally in equity securities of small and mid cap companies anywhere in the world.

SCHRODER EMERGING MARKET EQUITY FUND seeks long-term capital appreciation through investment principally in equity securities of companies in emerging market countries in regions such as Asia, Latin America, Eastern Europe, the
Middle East, and Africa.

SCHRODER STRATEGIC BOND FUND seeks a high level of total return. The Fund invests in a portfolio of debt securities of issuers located in a variety of countries around the world.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND seeks capital appreciation by investing principally in equity securities of small and mid cap companies in the
United States.

This Prospectus explains what you should know about the Funds before you invest.
Please read it carefully. You can call the Schroder Mutual Funds at (800)
464-3108 to find out more about these Funds and other funds in the Schroder family of funds. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                              SCHRODER SERIES TRUST

                                                                            PAGE
                                                                            ----

SUMMARY INFORMATION

This summary identifies the investment objectives, principal investment strategies, and principal risks of Schroder Global Equity Yield Fund, Schroder
Global Opportunities Fund, Schroder Emerging Market Equity Fund, Schroder
Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund
(each, a "Fund" and collectively, the "Funds"), each a series of Schroder Series
Trust (the "Trust").

SCHRODER GLOBAL EQUITY YIELD FUND

     o INVESTMENT OBJECTIVE. To seek, primarily, attractive current income, and, secondarily, capital growth.

     o PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks its objective by investing primarily in a diversified portfolio of common stocks and other equity securities that the Fund's adviser believes offer the potential for current or future dividend income, capital growth, or both. The Fund expects generally to invest in companies located in a broad range of countries, which may include the
United States. The Fund may invest in securities of issuers domiciled or doing business in "emerging market" countries.

Although not every equity security in the Fund's portfolio will pay dividends, the portfolio manager will primarily select companies that she believes should offer attractive current and/or future dividends, in an attempt to build an equity portfolio that offers an attractive dividend yield in the aggregate. The
Fund may invest in any type of equity securities, including, for example, common stocks, preferred stocks, equity securities of real estate investment trusts, income trusts, and convertible stocks. The Fund may hold equity securities of companies of any size, including companies with large, medium, and small market capitalizations. The Fund will not limit its investments to companies representative of any particular investment style. For example, the portfolio manager may select "growth" companies on the basis of their promising business models, strong management, or anticipated growth in cash flows. The portfolio manager might also select "value" companies if she believes that their securities are undervalued by other investors. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks and securities convertible into common or preferred stocks (including for this purpose the notional amount of derivatives transactions entered into as a substitute for equity securities).

The Fund may seek to supplement its current income by writing (selling) covered call options on a variety of equity securities or on securities-based indices.
The Fund's adviser may (though it will not necessarily) enter into foreign currency exchange transactions to hedge the Fund's foreign currency exposure back into the U.S. dollar.

     o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks, warrants to purchase common or preferred stocks, and securities convertible into common or preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect global equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The
               Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related

                                        1

               to the underlying holdings, the Fund bears additional
               counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants. Equity securities of real estate investment trusts
               ("REITs") are affected by changes in the value of the underlying property owned by the REIT.

          o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of
               investments in foreign securities may be affected by changes in the values of the currencies in which the securities are
               denominated.

          o    SMALL AND MID CAP COMPANIES RISK. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less
               frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

          o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term
               periods.

          o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience
               heightened levels of volatility. The risks of investing in emerging markets include greater political and economic
               uncertainties than in foreign developed markets, currency
               transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies,
               currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

          o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

          o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

          o    DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

          o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                        2

SCHRODER GLOBAL OPPORTUNITIES FUND

     o INVESTMENT OBJECTIVE. To seek capital appreciation.

     o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in companies anywhere in the world that the Fund's adviser considers to be small or mid cap companies. In selecting investments for the Fund, the Fund's adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, opportunities provided by mergers, divestitures, new management, or other factors. These factors generally apply to investments made by the Fund, including initial public offerings, although the Fund may also invest in certain initial public offerings that the portfolio manager believes will be in high demand. The Fund may sell a security when the Fund's adviser believes it is fully priced or when investments become available that it believes are more attractive.

The Fund normally invests a substantial portion of its assets in companies considered by the Fund's adviser at the time to be small or mid cap companies.
The Fund's adviser currently considers a company to be a small or mid cap company if the company has a market capitalization (at the time of purchase)
below $7 billion. The Fund may also invest in equity securities of larger companies, if the Fund's adviser believes they offer the potential for capital appreciation. The Fund invests in a variety of equity securities, including common and preferred stocks, convertible preferred stock and warrants to purchase common and preferred stocks. The Fund may purchase securities on securities exchanges as well as over-the-counter, and may also purchase securities offered in initial public offerings and in private placements. The
Fund may also invest in shares of exchange-traded funds, in depositary receipts and similar instruments.

The Fund expects to invest in companies located in a broad range of countries, which may include the United States Under current market conditions, the Fund expects to invest a substantial portion of its assets in the United States. The
Fund may invest in securities of issuers domiciled or doing business in
"emerging market" countries.

     o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of
               investments in foreign securities may be affected by changes in the values of the currencies in which the securities are
               denominated.

          o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

          o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience
               heightened levels of volatility. The risks of investing in emerging markets include greater political and economic
               uncertainties than in foreign developed markets, currency
               transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies,
               currencies, and securities markets. Also, emerging market issuers are often smaller

                                        3

               and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller
               capitalization companies.

          o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

          o    SMALL AND MID CAP COMPANIES RISK. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less
               frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

          o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks, warrants to purchase common or preferred stocks, and securities convertible into common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect global equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The
               Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

          o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term
               periods.

          o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject
               generally to the risks described above under "Small and Mid Cap
               Companies Risk." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

          o    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES RISK. The Fund may
               invest in securities that are purchased in private placements.
               Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic
               conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Fund's adviser believes it
               advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also

                                        4

               be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

          o    OVER-THE-COUNTER RISK. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

          o    INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may
               invest in shares of exchange-traded funds ("ETFs"). Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

          o    DEPOSITARY RECEIPTS RISK. The Fund may invest in American
               Depositary Receipts ("ADRs"), Global Depository Receipts
               ("GDRs"), European Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities
               (collectively, "Depositary Receipts"). Investments in non-U.S.
               issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S.
               issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or
               economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with
               conversions between various currencies.

          o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SCHRODER EMERGING MARKET EQUITY FUND

     o INVESTMENT OBJECTIVE. To seek long-term capital appreciation.

     o PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80%
of its net assets in equity securities of companies the Fund's adviser considers to be "emerging market" issuers. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world. The Fund may invest in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and depositary receipts or similar instruments.

The Fund invests principally in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America,
Eastern Europe, the Middle East and Africa. The Fund's adviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Countries currently in this Index include: Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR,
Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United
States. The Fund's adviser may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's adviser has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered an emerging market country for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund normally will seek to allocate its investments broadly among different emerging market countries.

                                        5

The Fund invests in issuers and countries that its adviser believes offer the potential for capital growth. In identifying investments for the Fund, the
Fund's adviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's adviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when they reach fair valuation or to take advantage of other investments the Fund's adviser considers more attractive.

The Fund may use derivatives strategies, such as the purchase or sale of warrants, and structured notes, or entering into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's adviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds that invest primarily in foreign securities, including securities of emerging market issuers.

     o    PRINCIPAL RISKS

          o    It is possible to lose money on an investment in the Fund.

          o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience
               heightened levels of volatility. The risks of investing in emerging markets include greater political and economic
               uncertainties than in foreign developed markets, currency
               transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies,
               currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

          o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of
               investments in foreign securities may be affected by changes in the values of the currencies in which the securities are
               denominated.

          o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

          o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

          o    SMALL AND MID CAP COMPANIES RISK. Many companies located in emerging markets have smaller market capitalizations than those of comparable companies located in developed markets. These companies tend to be more vulnerable to adverse developments than larger companies. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of

                                        6

               securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

          o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and warrants to purchase common or preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect global equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The
               Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

          o    INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may
               invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

          o    DEPOSITARY RECEIPTS RISK. The Fund may invest in American
               Depositary Receipts ("ADRs"). Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

          o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term
               periods.

          o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject
               generally to the risks described above under "Small and Mid Cap
               Companies Risk." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

          o    DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

          o    OVER-THE-COUNTER RISK. Securities traded in over-the-counter markets, such as warrants, may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities.

                                        7

               In addition, the prices of such securities may include an
               undisclosed dealer markup, which the Fund pays as part of the purchase price.

          o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SCHRODER STRATEGIC BOND FUND

     o INVESTMENT OBJECTIVE. To seek a high level of total return.

     o PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks its objective by investing in a portfolio of debt securities of issuers located in a variety of countries around the world. The Fund is a non-diversified investment company.

The Fund may invest in any type of debt securities, including, for example, corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities (including U.S. Government securities), mortgage-backed securities (including collateralized mortgage obligations), and money market investments. The Fund may invest in securities of any maturity, but will normally seek to maintain a dollar-weighted average portfolio duration of 10 years or less. The Fund may invest a substantial portion of its assets in mortgage-backed and mortgage-related securities, including collateralized mortgage obligations, and other asset-backed securities.

The Fund will invest principally in securities of investment grade, meaning securities rated at least Baa by Moody's Investors Service, Inc. or BBB by
Standard & Poor's Rating Service, or, if not rated, determined by the Fund's adviser to be of comparable quality. Up to 40% of the Fund's assets may be invested in securities rated below investment grade, sometimes referred to as
"junk bonds" (or, if unrated, determined by the Fund's adviser to be of comparable quality), including emerging market debt.

The Fund may (though it will not necessarily) use derivatives strategies, such as the purchase and sale of futures contracts or entering into forward and swap transactions, or related options, as an alternative to purchasing debt securities, in order to adjust the interest rate sensitivity and duration of the
Fund's portfolio, or to hedge the Fund's foreign currency exposure. The Fund may take long or short positions in so-called credit default swaps or other credit derivatives as an alternative to buying or selling debt securities themselves or otherwise to increase the Fund's total return. The Fund will normally invest substantially all of its assets in debt securities (including for this purpose the notional amount of derivatives transactions entered into as a substitute position for debt securities).

In managing the Fund, the Fund's adviser will allocate the Fund's assets among issuers, types of securities, industries, interest rates, and geographical regions, including emerging markets. An investment team located in London will make top-down investment allocation decisions. Subject to the oversight of this investment team, other investment teams located in various geographical regions or specializing in particular types of investments will implement those asset allocation decisions by selecting the specific securities in which the Fund will invest. In this way, the Fund's adviser attempts to construct a portfolio representing many of the firm's "best ideas." The Fund's adviser will change asset allocations and the Fund's portfolio securities in response to changes in its assessment of market, economic, political, and other factors.

The Fund's adviser will normally (though it will not necessarily) hedge a substantial portion of the Fund's foreign currency exposure back into the U.S.
dollar, in order to limit the effects of changes in foreign currencies on the value of the Fund's portfolio.

                                        8

     o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of
               investments in foreign securities may be affected by changes in the values of the currencies in which the securities are
               denominated.

          o    INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a debt security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments.
               Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of debt securities with longer average durations.

          o    CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

          o    INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation reduces the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

          o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

          o    MORTGAGE AND ASSET-BACKED SECURITIES RISK. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments.

          o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

          o    DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

          o    LEVERAGE RISK. Certain investments available to the Fund may involve leverage. Leverage tends to make the Fund more volatile, because it tends to exaggerate the effect of any increase or decrease in the values of the Fund's portfolio securities.

          o    HIGH-YIELD/JUNK BONDS RISK. Securities rated below investment grade ("high-yield bonds" or "junk bonds") lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than
               higher-rated securities. The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the

                                        9

               ability of the issuer to make payments of interest and principal.
               If this were to occur, the values of such securities held by the
               Fund may become more volatile.

          o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term
               periods.

          o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience
               heightened levels of volatility. The risks of investing in emerging markets include greater political and economic
               uncertainties than in foreign developed markets, currency
               transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies,
               currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

          o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

          o    FREQUENT TRADING/PORTFOLIO TURNOVER RISK. Frequent trading of the
               Fund's portfolio securities will result in relatively high transaction costs and may result in taxable capital gains. The
               Fund's adviser currently expects that the portfolio turnover rate for the Fund's current fiscal year will be greater than 400%.

          o    NON-DIVERSIFICATION. The Fund is a non-diversified investment company. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund.
               To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITES FUND

     o INVESTMENT OBJECTIVE. To seek capital appreciation.

     o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in companies in the United States (determined as described below) that the Fund's adviser considers to be small or mid cap companies. In selecting investments for the
Fund, the Fund's adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures, new management, or other factors. These factors generally apply to all investments made by the Fund, including initial public offerings, although the Fund may also invest in certain initial public offerings that the portfolio manager believes will be in high demand. The Fund may sell a security when the Fund's adviser believes it is fully priced or when investments become available that it believes are more attractive.

The Fund normally invests at least 80% of its net assets in companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The Fund's adviser currently considers a company to be a small or mid cap company if the company has a market capitalization (at the time of purchase) of between $1 billion and $7 billion. The Fund may also invest in equity securities of larger companies, if the Fund's adviser believes they offer the potential for capital appreciation. The Fund invests in a variety of equity securities, including common and preferred stocks, convertible preferred stock and warrants to purchase common and preferred stocks. The Fund may purchase securities on securities exchanges as well as over-the-counter, and may also purchase securities offered in initial public offerings and in private placements.

                                       10

The Fund's adviser will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States, or is domiciled or has its principal place of business located in the United
States.

     o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o    SMALL AND MID CAP COMPANIES RISK. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less
               frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

          o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and warrants to purchase common or preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect U.S. equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The
               Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

          o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject
               generally to the risks described above under "Small and Mid Cap
               Companies." Such securities have no trading history, and
               information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

          o    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES RISK. The Fund may
               invest in securities that are purchased in private placements.
               Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic
               conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Fund's adviser believes it
               advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

          o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term
               periods.

                                       11

          o    OVER-THE-COUNTER RISK. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

          o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                   ----------

     Changes in investment objective and policies. The policies described above requiring the Funds to invest at least 80% of their net assets in certain investments may be changed by the Trustees upon at least 60 days' prior written notice to shareholders. The Trustees may change the investment objective and other policies of a Fund without a vote of the shareholders.

                                       12

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
INVESTOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

Maximum Sales Load Imposed on Purchases                None
Maximum Deferred Sales Load                            None
Maximum Sales Load Imposed on Reinvested Dividends     None
Redemption Fee(1)                                      2.00%
Exchange Fee                                           None

(1)  Shares of each Fund held for two months or less are subject to a redemption fee of 2.00%.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

                                                                                              SCHRODER U.S.
                                        SCHRODER       SCHRODER       SCHRODER                SMALL AND MID
                                         GLOBAL         GLOBAL        EMERGING    SCHRODER         CAP
                                         EQUITY     OPPORTUNITIES      MARKET     STRATEGIC   OPPORTUNITIES
                                       YIELD FUND        FUND       EQUITY FUND   BOND FUND        FUND
                                       ----------   -------------   -----------   ---------   -------------

Management Fees                           0.85%          1.00%           1.00%       0.75%         1.00%
Distribution (12b-1) Fees                 None           None            None        None          None
Other Expenses (1)                        7.05%          1.63%           7.07%       1.61%         1.53%
Total Annual Fund Operating Expenses      7.90%          2.63%           8.07%       2.36%         2.53%
Less: Fee Waiver                         (6.30%)        (0.88%)         (6.32%)     (0.86%)       (0.78)%
Net Expenses (2)                          1.60%          1.75%           1.75%       1.50%         1.75%

(1)  "Other Expenses" are based on estimated amounts for each Fund's current fiscal year, assuming for this purpose that each of Schroder Global Equity
     Yield Fund and Schroder Emerging Market Equity Fund maintains a minimal level of assets in its first fiscal year. A substantial increase in the size of either Fund would likely result in a reduction in the Fund's
     Operating Expenses and Total Annual Fund Operating Expenses.

(2)  The "Net Expenses" shown for each Fund reflect the effect of contractually imposed fee waivers and/or expense limitations, in effect through February
     28, 2007, on the Total Annual Fund Operating Expenses of each Fund. In order to limit the expenses of each Fund's Investor Shares, the Funds'
     adviser is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until February 28, 2007 to the extent that the Total Annual Fund Operating Expenses of a Fund allocable to its Investor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund's Investor
     Shares): Schroder Global Equity Yield Fund -- 1.60%; Schroder Global
     Opportunities Fund -- 1.75%; Schroder Emerging Market Equity Fund -- 1.75%;
     Schroder Strategic Bond Fund -- 1.50%; and Schroder U.S. Small and Mid Cap
     Opportunities Fund -- 1.75%.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                       13

Example Table:

                                       1 Year   3 Years
                                       ------   -------
Schroder Global Equity Yield Fund
Schroder Global Opportunities  Fund
Schroder Emerging Market Equity Fund
Schroder Strategic Bond Fund
Schroder U.S. Small and Mid Cap
Opportunities Fund

Performance Information. The Funds recently commenced operations and do not yet have historical investment performance. For performance information with respect to other investment accounts managed by the Funds' adviser, see the Statement of
Additional Information.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective. The following provides more detail about certain of the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its investment return.

          o    INTEREST RATE RISK. (SCHRODER STRATEGIC BOND FUND). The values of bonds and other debt instruments usually rise and fall in
               response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for
               investments with longer durations. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and
               therefore might not benefit from any increase in value as a result of declining interest rates.

          o    CREDIT RISK. (SCHRODER STRATEGIC BOND FUND). The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

               The Schroder Strategic Bond Fund invests principally in debt securities of "investment grade." If a security has been rated by more than one nationally recognized statistical rating
               organization a Fund's adviser will consider the highest rating for the purposes of determining whether the security is
               "investment grade." The Fund will not necessarily dispose of a security held by it if its rating falls below investment grade, although the Fund's adviser will consider whether the security continues to be an appropriate investment for the Fund. The Fund considers whether a security is "investment grade" only at the time of purchase.

               Credit risk is generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit rating agencies base their ratings largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity.
               Although investment grade investments generally have lower credit risk than investments rated below investment

                                       14

               grade, they may share some of the risks of lower-rated
               investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

          o    HIGH-YIELD/JUNK BONDS RISK. (SCHRODER STRATEGIC BOND FUND). A
               Fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), although normally a Fund will not invest in securities unless a nationally recognized statistical rating organization (for example, Moody's Investor Service, Inc.,
               Standard & Poor's Rating Service, or Fitch Investors Service,
               Inc.) has rated the securities C (or the equivalent) or better, or the adviser has determined the securities to be of comparable quality. The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the
               financial condition of the issuer or in general economic
               conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities.
               In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities. To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Fund adviser's investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

          o    INFLATION/DEFLATION RISK. (SCHRODER STRATEGIC BOND FUND).
               Inflation risk is the risk that a Fund's assets or income from a
               Fund's investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time -
               the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a
               Fund's portfolio.

          o    MORTGAGE AND ASSET-BACKED SECURITIES RISK. (SCHRODER STRATEGIC
               BOND FUND). Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many
               asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets.
               The yields and values of these investments are extremely
               sensitive to changes in interest rates and in the rate of
               principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment
               (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates.
               Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and
               POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

          o    DERIVATIVES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
               EMERGING MARKET EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND).
               Derivatives are financial contracts whose value

                                       15

               depends on, or derives from, the value of an underlying asset, reference rate, or index. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Fund's use of
               derivative instruments involves risks different from, and
               possibly greater than, the risks associated with investing directly in securities and other traditional investments.
               Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect the Funds' investment adviser anticipated.
               Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the
               derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve
               leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative
               transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
               Many derivative transactions are entered into "over the counter"
               (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and willingness of a Fund's counterparty to perform its obligations under the transaction.

          o    LEVERAGE RISK. (SCHRODER STRATEGIC BOND FUND). Certain
               transactions by a Fund may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transactions. The use of derivatives may also create leveraging risk. Leverage, including borrowing money, may cause a Fund to be more volatile than if the Fund had not been leveraged, because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio
               securities.

          o    SMALL AND MID CAP COMPANIES RISK. (SCHRODER GLOBAL EQUITY YIELD
               FUND, SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING
               MARKET EQUITY FUND, AND SCHRODER U.S. SMALL AND MID CAP
               OPPORTUNITIES FUND). The Funds may invest in companies that are smaller and less well-known than larger, more widely held
               companies. Small and mid cap companies may offer greater
               opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other
               securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
               These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

          o    EQUITY SECURITIES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND,
               SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET
               EQUITY FUND, AND SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES
               FUND). The principal risks of investing in the Funds include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect equities markets generally or particular companies in the portfolio. Common stocks represent an equity or ownership interest in an issuer and are subject to issuer and market risks that may cause their prices to fluctuate over time. Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Equity
               securities of REITs are affected by changes in the value of the underlying property owned by the REIT.

                                       16

          o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. (SCHRODER GLOBAL
               OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND
               SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND). The Fund may
               also purchase securities of companies in initial public offerings
               (IPOs), which frequently are smaller companies. Such securities have no trading history, and information about these companies may be available for very limited periods. The prices of
               securities sold in IPOs also can be highly volatile. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities.
               At any particular time or from time to time the Funds may not be able to invest in securities issued in IPOs or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Funds. The investment performance of the Funds during periods when they are unable to invest significantly or at all in initial public offerings may be lower than during periods when the Funds are able to do so.

          o    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES RISK. (SCHRODER
               GLOBAL OPPORTUNITIES FUND AND SCHRODER U.S. SMALL AND MID CAP
               OPPORTUNITIES FUND). A Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Fund's adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

          o    FOREIGN INVESTMENTS RISK. (SCHRODER GLOBAL EQUITY YIELD FUND,
               SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET
               EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND). Investments in
               foreign securities entail certain risks. There may be a
               possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Since foreign
               securities in which a Fund invests may be denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies, although a Fund's adviser will typically (though not necessarily) attempt to limit any foreign currency exposure by entering into foreign currency exchange contracts or other hedging transactions. In addition, there may be less information publicly available about a foreign issuer than about a U.S.
               issuer, and foreign issuers are not generally subject to
               accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The
               securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the
               Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

               In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries.

               Special tax considerations apply to a Fund's investments in foreign securities. In determining whether to invest a Fund's assets in debt securities of foreign issuers, the Fund's adviser considers the likely impact of foreign taxes on the net yield available to the Fund and its

                                       17

               shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain
               circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

          o    FOREIGN CURRENCIES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND,
               SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET
               EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND). Since foreign securities normally are denominated and traded in foreign
               currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.

          o    EMERGING MARKET SECURITIES RISK. (SCHRODER GLOBAL EQUITY YIELD
               FUND, SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING
               MARKET EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND). Investing
               in emerging market securities imposes risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and
               possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or
               confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S.
               dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

               Additional risks of emerging market securities may include:
               greater social, economic and political uncertainty and
               instability; more substantial governmental involvement in the economy; less governmental supervision and regulation;
               unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
               Settlement problems may cause a Fund to miss attractive
               investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

          o    GEOGRAPHIC CONCENTRATION RISK. (SCHRODER GLOBAL EQUITY YIELD
               FUND, SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING
               MARKET EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND). To the
               extent that a Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified
               portfolio.

               If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S.
               dollar will result in a change in the U.S. dollar value of the
               Fund's assets and the Fund's income available for distribution.
               Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of

                                       18

               a Fund's assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments
               denominated in that currency. In addition, although at times most of a Fund's income may be received or realized in these
               currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

          o    NON-DIVERSIFICATION RISK. (SCHRODER STRATEGIC BOND FUND). The
               Schroder Strategic Bond Fund is a non-diversified investment company. It therefore may invest a greater percentage of its assets in a particular issuer or group of issuers than a
               diversified fund. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

          o    DEPOSITARY RECEIPTS RISK. (SCHRODER GLOBAL OPPORTUNITIES FUND AND
               SCHRODER EMERGING MARKET EQUITY FUND ). A Fund may invest in
               American Depositary Receipts ("ADRs"), Global Depository Receipts
               ("GDRs"), European Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities
               (collectively, "Depositary Receipts"). Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution.
               Investments in non-U.S. issuers through Depository Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental
               administration or economic or monetary policy or changed
               circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

          o    INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. (SCHRODER GLOBAL
               OPPORTUNITIES FUND AND SCHRODER EMERGING MARKET EQUITY FUND).
               INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies or pooled vehicles, including
               closed-end funds and exchange traded funds ("ETFs"), that are advised by the Funds' adviser or its affiliates or by
               unaffiliated parties, to the extent permitted by applicable law.
               When investing in a closed-end investment company, a Fund may pay a premium above such investment company's net asset value per share and when the shares are sold, the price received by such
               Fund may be at a discount to net asset value. As a shareholder in an investment company, a Fund, and indirectly the Fund's
               shareholders, would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. ETFs are hybrid investment companies that are
               registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds.

          o    OVER-THE-COUNTER RISK. (SCHRODER GLOBAL OPPORTUNITIES FUND,
               SCHRODER EMERGING MARKET EQUITY FUND, AND SCHRODER U.S. SMALL AND
               MID CAP OPPORTUNITIES FUND). Securities traded in
               over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the
               Fund pays as part of the purchase price.

          o    MARKET RISK. (ALL FUNDS). Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market
               conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth
               prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

          o    MANAGEMENT RISK. (ALL FUNDS). Because the Funds are actively managed, each Fund's investment return depends on the ability of its adviser to manage its portfolio successfully. A

                                       19

               Fund's adviser and its investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

          o    FREQUENT TRADING / PORTFOLIO TURNOVER RISK (SCHRODER STRATEGIC
               BOND FUND). The length of time a Fund has held a particular security is not generally a consideration in investment
               decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what the
               Fund's adviser believes to be temporary disparities in normal yield relationships between securities. A change in the
               securities held by a Fund is known as "portfolio turnover."
               Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other
               transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. The Funds' adviser currently expects that the portfolio turnover rate for the current fiscal year will be less than 100% for Schroder Global Equity Yield
               Fund; less than 100% for Schroder Global Opportunities Fund;
               approximately 100% for Schroder Emerging Market Equity Fund;
               greater than 400% for Schroder Strategic Bond Fund; and less than
               100% for Schroder U.S. Small and Mid Cap Opportunities Fund.
               Consult your tax advisor regarding a Fund's portfolio turnover rate on your investments.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

     In addition to the principal investment strategies described in the
Principal Investment Strategies section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that the Funds'
adviser might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Funds' adviser.

          o    SHORT SALES. A Fund may sell a security short when the Fund's adviser anticipates that the price of the security will decline.
               A Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund "closes"
               the short position. A short position will result in a loss if the market price of the security in question increases between the date when the Fund enters into the short position and the date when the Fund closes the short position. Such a loss could theoretically be unlimited in a case where such Fund is unable, for whatever reason, to close out its short position. In
               addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

          o    WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT
               TRANSACTIONS. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

          o    U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S.
               government (such as the Government National

                                       20

               Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. government (such as the Federal National Mortgage Association) are supported by the right of the issuer to borrow from the U.S. government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. government (such as the Student
               Loan Marketing Association) are supported only by the credit of the issuer itself.

          o    SECURITIES LOANS AND REPURCHASE AGREEMENTS. A Fund may lend portfolio securities to broker-dealers, and may enter into repurchase agreements. These transactions must be fully
               collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

          o    TEMPORARY DEFENSIVE STRATEGIES. At times, the Funds' adviser may judge that conditions in the securities markets make pursuing a
               Fund's investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund's adviser may, but is not required to, temporarily use alternate investment
               strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive"
               strategies, the Fund would invest in investment grade fixed income securities, cash or money market instruments to any extent the Fund's adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a
               Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

          o    PRICING. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too high, you may end up paying too much for the Fund's shares when you buy into a Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon a sale of the security.

          o    OTHER INVESTMENTS. A Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for
               additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

          o    PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise noted, all percentage limitations on Fund investments will apply at the time of investment. An investment by a Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an
               investment. References in the discussion of the Funds' investment policies above to 80% of a Fund's net assets refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by a Fund for investment purposes.

                                       21

MANAGEMENT OF THE FUNDS

A Board of Trustees governs the Trust. The Board of Trustees has retained
Schroder Investment Management North America Inc. ("Schroders") to serve as each
Fund's adviser and to manage the investments of each Fund. Subject to the control of the Trustees, Schroders also manages each Fund's other affairs and business.

Schroder Investment Management North America Limited ("SIMNA Ltd."), an
affiliate of Schroders, serves as sub-adviser responsible for portfolio management of Schroder Global Equity Yield Fund, Schroder Global Opportunities
Fund, Schroder Emerging Market Equity Fund and Schroder Strategic Bond Fund. As
compensation for SIMNA Ltd.'s services as sub-adviser, Schroders pays to SIMNA
Ltd. fifty percent of the investment advisory fees Schroders receives from each of the Funds.

Schroders (itself and its predecessors) has been an investment manager since
1962, and serves as investment adviser to the Funds and as investment adviser to other mutual funds and a broad range of institutional investors. Schroders'
ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of December 31, 2005, had in the aggregate assets under management of approximately $204 billion.

          o    MANAGEMENT FEES. Each Fund expects to pay management fees for investment management services to Schroders at the following annual rates (based on each Fund's average daily net assets):
               Schroder Global Equity Yield Fund - 0.85%; Schroder Global
               Opportunities Fund - 1.00%; Schroder Emerging Market Equity Fund
               - 1.00%; Schroder Strategic Bond Fund - 0.75%; and Schroder U.S.
               Small and Mid Cap Opportunities Fund - 1.00%.

          o    EXPENSE LIMITATIONS AND WAIVERS. In order to limit the expenses of each Fund's Investor Shares, Schroders is contractually obligated to reduce its compensation and, if necessary, to pay certain other of each Fund's expenses until February 28, 2007 to the extent that the Total Annual Fund Operating Expenses of the
               Fund allocable to its Investor Shares exceed the following annual rates (based on the average daily net assets attributable to the
               Fund's Investor Shares): Schroder Global Equity Yield Fund -
               1.60%; Schroder Global Opportunities Fund - 1.75%; Schroder
               Emerging Market Equity Fund - 1.75%; Schroder Strategic Bond
               Fund - 1.50%; and Schroder U.S. Small and Mid Cap Opportunities
               Fund - 1.75%.

          o    PORTFOLIO MANAGEMENT. The following portfolio managers at
               Schroders and SIMNA Ltd. have primary responsibility for making investment decisions for the respective Funds. Each manager's recent professional experience is also shown. The Funds'
               Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers, and each portfolio manager's ownership of securities in the Fund.

      FUND                 NAME              TITLE               SINCE         RECENT PROFESSIONAL EXPERIENCE
      ----                 ----              -----               -----         ------------------------------

 Schroder Global     [             ]   [                ]  Inception  ([__],   [      ]
Equity Yield Fund                                                2006)

 Schroder Global     [             ]   [                ]   Inception  ([__],   [      ]
Opportunities Fund                                               2006)

                                       22

 Schroder Emerging    [           ]    [               ]   Inception  ([__],   [      ]
Market Equity Fund                                               2006)

Schroder Strategic
    Bond Fund         [           ]    [               ]   Inception ([__],    [      ]
                                                                 2006)

   Schroder U.S.      [           ]    [               ]   Inception ([__],    [      ]
Small and Mid Cap                                                2006)

                                       23

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Each Fund values its Investor Shares as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time)
each day the Exchange is open. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day. Each Fund values its portfolio securities for which market quotations are readily available at market value.
Investments and assets for which market values are not readily available are valued by Schroders at their fair values pursuant to guidelines established by the Board of Trustees, generally by reference to other securities or indexes.
For instance, a pricing service may recommend a fair value based generally on prices of comparable securities. Short-term investments that will mature within
60 days are valued by Schroders using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees. The net asset value of a Fund's Investor Shares may differ from that of its Advisor Shares due to differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

The Trust, through its distributor, Schroder Fund Advisors Inc., sells Investor
Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable
Fund.

You may purchase Investor Shares of each Fund by completing the Account
Application that accompanies this Prospectus, and sending payment by check or wire as described below. Acceptance of your order will be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its Investor Shares at their net asset value next determined after the applicable Fund, its transfer agent, Boston Financial Data Services,
Inc. ("BFDS"), or an authorized broker or financial institution (as described below) receives your request in good order (meaning that the request meets the requirements set out below and in the Account Application, and otherwise meets the requirements implemented from time to time by the applicable Fund's transfer agent or the Fund). In order for you to receive a Fund's next determined net asset value, the Fund, BFDS or the authorized broker or financial institution must receive your order before the close of trading on the New York Stock
Exchange (normally 4:00 p.m., Eastern Time). The Trust reserves the right to reject any order to purchase Investor Shares of any of its Funds.

The minimum investments for initial and additional purchases of Investor Shares of a Fund are as follows:

                                   INITIAL    ADDITIONAL
                                 INVESTMENT   INVESTMENTS
                                 ----------   -----------
Regular Accounts                   $100,000       $2,500

The Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroders, any of its affiliates or a financial intermediary authorized to sell shares of a Fund, or such employee's spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroders; and current or former
Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

                                       24

Investor Shares of the Funds are intended for purchase by investors making a minimum initial investment of $100,000 and purchasing shares directly from the
Fund. Advisor Shares of the Funds are offered through another prospectus and are intended for investors making a minimum initial investment of $10,000 through a regular account or $4,000 through a traditional or Roth IRA and purchasing shares through a financial intermediary.

The Funds do not issue share certificates.

The Trust may suspend the offering of Investor Shares of the Funds for any period of time. The Trust may change any investment minimum from time to time.

Purchases by check. You may purchase Investor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund. Schroder Mutual Funds will not accept third-party checks. You should direct your check and your completed
Account Application as follows:

REGULAR MAIL
Schroder Mutual Funds
P.O. Box 8507
Boston, MA 02266

OVERNIGHT OR EXPRESS MAIL
Boston Financial Data Services, Inc.
Attn: Schroder Mutual Funds
66 Brooks Drive
Braintree, MA 02184

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire. If you make your initial investment by wire, a completed
Account Application must precede your order. Upon receipt of the Application,
BFDS will assign you an account number. BFDS will process wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00
p.m., Eastern Time) on each day the Exchange is open for trading at the net asset value next determined as of the end of that day. BFDS will process wire orders received after that time at the net asset value next determined thereafter.

Please call BFDS at (800) 464-3108 to give notice that you will send funds by wire, and obtain a wire reference number. (From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

ABA No.: 011000028
Attn: Schroder Mutual Funds
DDA No.: 9904-650-0
FBO: Account Registration
A/C: Mutual Fund Account Number
        Name of Fund

BFDS will not process your purchase until it receives the wired funds.

Automatic purchases. You can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call
(800) 464-3108.

Brokers and other financial institutions. You may also buy and exchange Investor
Shares of the Funds through an authorized broker or other financial institution that has an agreement with Schroders or Schroder Fund Advisors Inc. The purchase and exchange policies and fees charged by such brokers and

                                       25

other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying or exchanging Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers or other financial institutions may accept purchase orders for
Investor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept purchase orders on behalf of the
Funds. For purposes of pricing, a Fund will be deemed to have received a purchase order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and
Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders will be priced at the Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the New York Stock Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day's net asset value.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees the Fund charges.

Purchases in-kind. Investors may purchase Investor Shares of a Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Investor
Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the
Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Investor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Investor
Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) The Funds value securities accepted by
Schroders in the same manner as are the Funds' portfolio securities as of the time of the next determination of a Fund's net asset value. Although the Funds seek to determine the fair value of securities contributed to a Fund, any valuation that does not reflect fair value may dilute the interests of the purchasing shareholder or the other shareholders of the Funds. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange.
Investors interested in purchases through exchange should telephone Schroders at
(800) 464-3108, their Schroders client representative, or other financial intermediary.

Certain payments by Schroders or its affiliates. Schroder Fund Advisors Inc.,
Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless BFDS determines the shareholder's new address, BFDS will reinvest dividends and other distributions returned to it in the applicable Fund(s), and if the correspondence included checks, the checks will be canceled.

                                       26

HOW TO SELL SHARES

When You May Redeem. You may sell your Investor Shares back to a Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108.
Redemption requests received in good order by Schroder Mutual Funds, BFDS, or an authorized broker or financial institution (as described below) prior to the close of the New York Stock Exchange on any day the Exchange is open for trading will be priced at the net asset value next determined as of the end of that day.
Orders received after that time will receive the next day's net asset value. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. A bank, broker-dealer, or certain other financial institutions must guarantee any signature in the form of the Stamp 2000 Medallion Guarantee. An investor can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the
Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $50,000. The
Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. The Trust generally sends payment for shares on the business day after a request is received. In case of emergencies, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Brokers and other financial institutions. You may also redeem and exchange
Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with Schroders or Schroder Fund Advisors Inc.
The redemption and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming
Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers or other financial institutions may accept redemption orders for
Investor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept redemption orders on behalf of the
Funds. For purposes of pricing, a Fund will be deemed to have received a redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and
Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders will be priced at the Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the New York Stock Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day's net asset value.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees a Fund charges.

Involuntary Redemptions. If, because of your redemptions, your account balance for any of the Funds falls below a minimum amount set by the Trustees (presently
$2,000), the Trust may choose to redeem

                                       27

your Investor Shares in the Funds and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your Investor Shares, and you may purchase additional Investor Shares at any time to avoid a redemption.
The Trust may also redeem Investor Shares if you own shares of the Funds above a maximum amount set by the Trustees. There is currently no maximum, but the
Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption of a Fund or postpone payment by a Fund during any period when: (1) trading on the New York Stock
Exchange is restricted, as determined by the Securities and Exchange Commission
("SEC"), or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund's net asset value not reasonably practicable.

Redemptions in-kind. The Trust has agreed to redeem Investor Shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Investor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the applicable
Fund in lieu of cash. The Trust does not expect to redeem Investor Shares in kind under normal circumstances. If the Trust redeems your Investor Shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each signature, by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact BFDS at (800) 464-3108, your Schroders client representative or your financial intermediary. The Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, BFDS will follow reasonable procedures to confirm that telephone instructions are genuine. BFDS and the
Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

Redemption Fee. Each Fund imposes a 2.00% redemption fee on shares redeemed
(including in connection with an exchange) two months or less from their date of purchase. The fee is not a sales charge (load); it is paid directly to the Fund.

To the extent that the redemption fee applies, the price you will receive when you redeem your shares of a Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The redemption fee is applied only against the portion of your redemption proceeds that represents the lower of (i) the initial cost of the shares redeemed and
(ii) the net asset value of the shares at the time of redemption, so that you will not pay a fee on amounts attributable to capital appreciation of your shares. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund, shares held in employer-sponsored retirement accounts (such as 401(k), 403(b), Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension accounts), or shares redeemed through designated systematic withdrawal plans. The redemption fee does apply to IRAs, and may also apply to shares in retirement plans held in broker omnibus accounts.

For purposes of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:
(i) from shares of a Fund purchased through the reinvestment of dividends and distributions paid by the Fund; and (ii) from all other shares of a Fund, on a first-purchased, first-redeemed basis. Only shares described in clause (ii)
above that are redeemed two months or less from their date of purchase will be subject to the redemption fee.

                                       28

EXCHANGES

You can exchange your Investor Shares of a Fund for Investor Shares of other funds in the Schroder family of funds at any time at their respective net asset values. The Trust would treat the exchange as a sale of your Investor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Investor Shares, please call (800) 464-3108. (From outside the United States, please call (617)
483-5000 and ask to speak with a representative of the Schroder Mutual Funds.)
In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroders reserve the right to change or suspend the exchange privilege at any time. Schroders would notify shareholders of any such change or suspension.

DIVIDENDS AND DISTRIBUTIONS

The Schroder Strategic Bond Fund declares dividends from net investment income
[daily and distributes them monthly.] The Schroder Global Equity Yield Fund declares and pays dividends from net investment income quarterly. Each of the other Funds distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o    Reinvest all distributions in additional Investor Shares of your Fund;

     o    Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of your Fund;

     o    Receive distributions from net investment income in additional
          Investor Shares of your Fund while receiving capital gain
          distributions in cash; or

     o    Receive all distributions in cash.

You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Excessive trading can hurt Fund performance, operations, and shareholders. The
Board of Trustees of each of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund discourages, and does not accommodate, frequent purchases and redemption of the Fund's shares to the extent Schroders believes that such trading is harmful to a Fund's shareholders, although a Fund will not necessarily prevent all frequent trading in its shares. Each Fund reserves the right, in its discretion, to reject any purchase, in whole or in part
(including, without limitation, purchases by persons whose trading activity
Schroders believes could be harmful to the Fund). The Trust or Schroders may also limit the amount or number of exchanges or reject any purchase by exchange if the Trust or Schroders believes that the investor in

                                       29

question is engaged in "market timing activities" or similar activities that may be harmful to a Fund or its shareholders, although the Trust and Schroders have not established any maximum amount or number of such exchanges that may occur in any period. In addition, the Board of Trustees of the Funds has established a
2.00% redemption fee for shares of the Funds held for two months or less from their date of purchase. See "How to Sell Shares - Redemption Fee" for further information. The ability of Schroders to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to Schroders regarding underlying beneficial owners of Fund shares. The Trust or Schroders may take any steps they consider appropriate in respect of frequent trading in omnibus accounts, including seeking additional information from the holder of the omnibus account or potentially closing the omnibus account (although there can be no assurance that the Trust or Schroders would do so). Please see the Statement of Additional
Information for additional information on frequent purchases and redemptions of
Fund shares. There can be no assurance that the Funds or Schroders will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting the Funds, or that the Funds or Schroders will be successful in limiting or eliminating such activities.

PAYMENT OF FEES

The Funds may pay Schroders or its affiliates, banks, broker-dealers, financial advisors, or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. In addition, the Funds' service providers, including Schroders, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to a Fund or its shareholders.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the
Fund has held for more than one year and that are properly designated by the
Fund as capital gain dividends will be taxable as long-term capital gains.
Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the
Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.
The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Internal Revenue Code (a
"foreign person"), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs
Creation Act of 2004, effective for taxable years of the Fund beginning after
December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.
source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund.

                                       30

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets - for taxable years beginning on or before December 31,
2008.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund)
of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

FOREIGN TAXES. The Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of Schroders funds that invest more than 50% of their assets in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of other Schroders funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

DERIVATIVES. The fund's use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a
summary of certain U.S. federal income tax consequences of investing in the
Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund.

DISCLOSURES OF FUND PORTFOLIO INFORMATION

Please see the Funds' Statement of Additional Information for a description of the Funds' policies and procedures regarding the persons to whom the Funds or
Schroders may disclose a Fund's portfolio securities positions, and under which circumstances.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation.
If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

                                       31

                               INVESTMENT MANAGER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                             INVESTMENT SUB-ADVISER
     SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER GLOBAL OPPORTUNITIES FUND,
           SCHRODER EMERGING MARKET EQUITY FUND AND SCHRODER STRATEGIC
                                    BOND FUND
              Schroder Investment Management North America Limited
                                31 Gresham Street
                                 London EC2V 7QA

                                  ADMINISTRATOR
                            SEI Global Funds Services
                             1 Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                    CUSTODIAN
                             J.P. Morgan Chase Bank
                                 270 Park Avenue
                            New York, New York 10017

                                   DISTRIBUTOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

                                       32

SCHRODER SERIES TRUST
Schroder Global Equity Yield Fund
Schroder Global Opportunities Fund
Schroder Emerging Market Equity Fund
Schroder Strategic Bond Fund
Schroder U.S. Small and Mid Cap Opportunities Fund

Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder
Emerging Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S.
Small and Mid Cap Opportunities Fund have a Statement of Additional Information
(SAI) which includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this
Prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call (617)
483-5000 and ask to speak with a representative of the Schroder Mutual Funds.
The Funds' SAI and annual and semi-annual reports are also available on the following website: www.schroderfunds.com.

You may review and copy information about each Fund, including its SAI, at the
Securities and Exchange Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about each Fund on the Commission's Internet site at www.sec.gov.
You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C.
20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840

                                       33

The information in this prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the
Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[Schroders LOGO]
--------------------------------------------------------------------------------
SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED JANUARY 11, 2006

PROSPECTUS
APRIL ___, 2006

SCHRODER GLOBAL EQUITY YIELD FUND
SCHRODER GLOBAL OPPORTUNITIES FUND
SCHRODER EMERGING MARKET EQUITY FUND
SCHRODER STRATEGIC BOND FUND
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

Advisor Shares

This Prospectus describes five mutual funds offered by Schroder Series Trust
(the "Trust").

SCHRODER GLOBAL EQUITY YIELD FUND seeks, primarily, attractive current income, and secondarily, capital growth through investment primarily in a portfolio of equity securities of issuers located anywhere in the world.

SCHRODER GLOBAL OPPORTUNITIES FUND seeks capital appreciation by investing principally in equity securities of small and mid cap companies anywhere in the world.

SCHRODER EMERGING MARKET EQUITY FUND seeks long-term capital appreciation through investment principally in equity securities of companies in emerging market countries in regions such as Asia, Latin America, Eastern Europe, the
Middle East, and Africa.

SCHRODER STRATEGIC BOND FUND seeks a high level of total return. The Fund invests in a portfolio of debt securities of issuers located in a variety of countries around the world.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND seeks capital appreciation by investing principally in equity securities of small and mid cap companies in the
United States.

This Prospectus explains what you should know about the Funds before you invest.
Please read it carefully. You can call the Schroder Mutual Funds at (800)
464-3108 to find out more about these Funds and other funds in the Schroder family of funds. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                              SCHRODER SERIES TRUST

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ADDITIONAL INFORMATION ABOUT

SUMMARY INFORMATION

This summary identifies the investment objectives, principal investment strategies, and principal risks of Schroder Global Equity Yield Fund, Schroder
Global Opportunities Fund, Schroder Emerging Market Equity Fund, Schroder
Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund
(each, a "Fund" and collectively, the "Funds"), each a series of Schroder Series
Trust (the "Trust").

SCHRODER GLOBAL EQUITY YIELD FUND

o INVESTMENT OBJECTIVE. To seek, primarily, attractive current income, and, secondarily, capital growth.

     o PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks its objective by investing primarily in a diversified portfolio of common stocks and other equity securities that the Fund's adviser believes offer the potential for current or future dividend income, capital growth, or both. The Fund expects generally to invest in companies located in a broad range of countries, which may include the
United States. The Fund may invest in securities of issuers domiciled or doing business in "emerging market" countries.

Although not every equity security in the Fund's portfolio will pay dividends, the portfolio manager will primarily select companies that she believes should offer attractive current and/or future dividends, in an attempt to build an equity portfolio that offers an attractive dividend yield in the aggregate. The
Fund may invest in any type of equity securities, including, for example, common stocks, preferred stocks, equity securities of real estate investment trusts, income trusts, and convertible stocks. The Fund may hold equity securities of companies of any size, including companies with large, medium, and small market capitalizations. The Fund will not limit its investments to companies representative of any particular investment style. For example, the portfolio manager may select "growth" companies on the basis of their promising business models, strong management, or anticipated growth in cash flows. The portfolio manager might also select "value" companies if she believes that their securities are undervalued by other investors. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks and securities convertible into common or preferred stocks (including for this purpose the notional amount of derivatives transactions entered into as a substitute for equity securities).

The Fund may seek to supplement its current income by writing (selling) covered call options on a variety of equity securities or on securities-based indices.
The Fund's adviser may (though it will not necessarily) enter into foreign currency exchange transactions to hedge the Fund's foreign currency exposure back into the U.S. dollar.

o PRINCIPAL RISKS.

     o    It is possible to lose money on an investment in the Fund.

     o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks, warrants to purchase common or preferred stocks, and securities convertible into common or preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the
          Fund's adviser, due to factors that adversely affect global equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock.
          The Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related

                                        1

          to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants. Equity securities of real estate investment trusts ("REITs") are affected by changes in the value of the underlying property owned by the REIT.

     o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of investments in foreign securities may be affected by changes in the values of the currencies in which the securities are denominated.

     o    SMALL AND MID CAP COMPANIES RISK. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies.
          Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group.
          Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

     o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

     o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

     o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the
          Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

     o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

     o    DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

     o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                        2

SCHRODER GLOBAL OPPORTUNITIES FUND

o INVESTMENT OBJECTIVE. To seek capital appreciation.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in companies anywhere in the world that the Fund's adviser considers to be small or mid cap companies. In selecting investments for the Fund, the Fund's adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, opportunities provided by mergers, divestitures, new management, or other factors. These factors generally apply to investments made by the Fund, including initial public offerings, although the Fund may also invest in certain initial public offerings that the portfolio manager believes will be in high demand. The Fund may sell a security when the Fund's adviser believes it is fully priced or when investments become available that it believes are more attractive.

The Fund normally invests a substantial portion of its assets in companies considered by the Fund's adviser at the time to be small or mid cap companies.
The Fund's adviser currently considers a company to be a small or mid cap company if the company has a market capitalization (at the time of purchase)
below $7 billion. The Fund may also invest in equity securities of larger companies, if the Fund's adviser believes they offer the potential for capital appreciation. The Fund invests in a variety of equity securities, including common and preferred stocks, convertible preferred stock and warrants to purchase common and preferred stocks. The Fund may purchase securities on securities exchanges as well as over-the-counter, and may also purchase securities offered in initial public offerings and in private placements. The
Fund may also invest in shares of exchange-traded funds, in depositary receipts and similar instruments.

The Fund expects to invest in companies located in a broad range of countries, which may include the United States Under current market conditions, the Fund expects to invest a substantial portion of its assets in the United States. The
Fund may invest in securities of issuers domiciled or doing business in
"emerging market" countries.

o PRINCIPAL RISKS.

     o    It is possible to lose money on an investment in the Fund.

     o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of investments in foreign securities may be affected by changes in the values of the currencies in which the securities are denominated.

     o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

     o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies, currencies, and securities markets. Also, emerging market issuers are often smaller

                                        3

          and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

     o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the
          Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

     o    SMALL AND MID CAP COMPANIES RISK. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies.
          Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group.
          Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

     o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks, warrants to purchase common or preferred stocks, and securities convertible into common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect global equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

     o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

     o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering.
          Such investments are subject generally to the risks described above under "Small and Mid Cap Companies Risk." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

     o    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES RISK. The Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Fund's adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also

                                        4

          be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

     o    OVER-THE-COUNTER RISK. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

     o    INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may invest in shares of exchange-traded funds ("ETFs"). Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

     o    DEPOSITARY RECEIPTS RISK. The Fund may invest in American Depositary
          Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European
          Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities (collectively, "Depositary Receipts").
          Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

     o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SCHRODER EMERGING MARKET EQUITY FUND

o INVESTMENT OBJECTIVE. To seek long-term capital appreciation.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in equity securities of companies the Fund's adviser considers to be
"emerging market" issuers. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world. The Fund may invest in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and depositary receipts or similar instruments.

The Fund invests principally in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America,
Eastern Europe, the Middle East and Africa. The Fund's adviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Countries currently in this Index include: Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR,
Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United
States. The Fund's adviser may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's adviser has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered an emerging market country for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund normally will seek to allocate its investments broadly among different emerging market countries.

                                        5

The Fund invests in issuers and countries that its adviser believes offer the potential for capital growth. In identifying investments for the Fund, the
Fund's adviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's adviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when they reach fair valuation or to take advantage of other investments the Fund's adviser considers more attractive.

The Fund may use derivatives strategies, such as the purchase or sale of warrants, and structured notes, or entering into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's adviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds that invest primarily in foreign securities, including securities of emerging market issuers.

o PRINCIPAL RISKS

     o    It is possible to lose money on an investment in the Fund.

     o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

     o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of investments in foreign securities may be affected by changes in the values of the currencies in which the securities are denominated.

     o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

     o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the
          Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

     o    SMALL AND MID CAP COMPANIES RISK. Many companies located in emerging markets have smaller market capitalizations than those of comparable companies located in developed markets. These companies tend to be more vulnerable to adverse developments than larger companies. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of

                                        6

          securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

     o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and warrants to purchase common or preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect global equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

     o    INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes a
          Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

     o    DEPOSITARY RECEIPTS RISK. The Fund may invest in American Depositary
          Receipts ("ADRs"). Investments in non-U.S. issuers through Depositary
          Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

     o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

     o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering.
          Such investments are subject generally to the risks described above under "Small and Mid Cap Companies Risk." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

     o    DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

     o    OVER-THE-COUNTER RISK. Securities traded in over-the-counter markets, such as warrants, may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities.

                                        7

          In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

     o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SCHRODER STRATEGIC BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of total return.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks its objective by investing in a portfolio of debt securities of issuers located in a variety of countries around the world. The Fund is a non-diversified investment company.

The Fund may invest in any type of debt securities, including, for example, corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities (including U.S. Government securities), mortgage-backed securities (including collateralized mortgage obligations), and money market investments. The Fund may invest in securities of any maturity, but will normally seek to maintain a dollar-weighted average portfolio duration of 10 years or less. The Fund may invest a substantial portion of its assets in mortgage-backed and mortgage-related securities, including collateralized mortgage obligations, and other asset-backed securities.

The Fund will invest principally in securities of investment grade, meaning securities rated at least Baa by Moody's Investors Service, Inc. or BBB by
Standard & Poor's Rating Service, or, if not rated, determined by the Fund's adviser to be of comparable quality. Up to 40% of the Fund's assets may be invested in securities rated below investment grade, sometimes referred to as
"junk bonds" (or, if unrated, determined by the Fund's adviser to be of comparable quality), including emerging market debt.

The Fund may (though it will not necessarily) use derivatives strategies, such as the purchase and sale of futures contracts or entering into forward and swap transactions, or related options, as an alternative to purchasing debt securities, in order to adjust the interest rate sensitivity and duration of the
Fund's portfolio, or to hedge the Fund's foreign currency exposure. The Fund may take long or short positions in so-called credit default swaps or other credit derivatives as an alternative to buying or selling debt securities themselves or otherwise to increase the Fund's total return. The Fund will normally invest substantially all of its assets in debt securities (including for this purpose the notional amount of derivatives transactions entered into as a substitute position for debt securities).

In managing the Fund, the Fund's adviser will allocate the Fund's assets among issuers, types of securities, industries, interest rates, and geographical regions, including emerging markets. An investment team located in London will make top-down investment allocation decisions. Subject to the oversight of this investment team, other investment teams located in various geographical regions or specializing in particular types of investments will implement those asset allocation decisions by selecting the specific securities in which the Fund will invest. In this way, the Fund's adviser attempts to construct a portfolio representing many of the firm's "best ideas." The Fund's adviser will change asset allocations and the Fund's portfolio securities in response to changes in its assessment of market, economic, political, and other factors.

The Fund's adviser will normally (though it will not necessarily) hedge a substantial portion of the Fund's foreign currency exposure back into the U.S.
dollar, in order to limit the effects of changes in foreign currencies on the value of the Fund's portfolio.

                                        8

o PRINCIPAL RISKS.

     o    It is possible to lose money on an investment in the Fund.

     o    FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. In addition, the values of investments in foreign securities may be affected by changes in the values of the currencies in which the securities are denominated.

     o    INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a debt security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of debt securities with longer average durations.

     o    CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

     o    INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation reduces the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

     o    FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies.

     o    MORTGAGE AND ASSET-BACKED SECURITIES RISK. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments.

     o    GEOGRAPHIC CONCENTRATION RISK. There is no limit on the amount of the
          Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

     o    DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

     o    LEVERAGE RISK. Certain investments available to the Fund may involve leverage. Leverage tends to make the Fund more volatile, because it tends to exaggerate the effect of any increase or decrease in the values of the Fund's portfolio securities.

     o    HIGH-YIELD/JUNK BONDS RISK. Securities rated below investment grade
          ("high-yield bonds" or "junk bonds") lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the

                                        9

          ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by the Fund may become more volatile.

     o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

     o    EMERGING MARKET SECURITIES RISK. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

     o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

     o    FREQUENT TRADING/PORTFOLIO TURNOVER RISK. Frequent trading of the
          Fund's portfolio securities will result in relatively high transaction costs and may result in taxable capital gains. The Fund's adviser currently expects that the portfolio turnover rate for the Fund's current fiscal year will be greater than 400%.

     o    NON-DIVERSIFICATION. The Fund is a non-diversified investment company. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITES FUND

o INVESTMENT OBJECTIVE. To seek capital appreciation.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in companies in the United States (determined as described below) that the Fund's adviser considers to be small or mid cap companies. In selecting investments for the
Fund, the Fund's adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures, new management, or other factors. These factors generally apply to all investments made by the Fund, including initial public offerings, although the Fund may also invest in certain initial public offerings that the portfolio manager believes will be in high demand. The Fund may sell a security when the Fund's adviser believes it is fully priced or when investments become available that it believes are more attractive.

The Fund normally invests at least 80% of its net assets in companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The Fund's adviser currently considers a company to be a small or mid cap company if the company has a market capitalization (at the time of purchase) of between $1 billion and $7 billion. The Fund may also invest in equity securities of larger companies, if the Fund's adviser believes they offer the potential for capital appreciation. The Fund invests in a variety of equity securities, including common and preferred stocks, convertible preferred stock and warrants to purchase common and preferred stocks. The Fund may purchase securities on securities exchanges as well as over-the-counter, and may also purchase securities offered in initial public offerings and in private placements.

                                       10

The Fund's adviser will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States, or is domiciled or has its principal place of business located in the United
States.

o PRINCIPAL RISKS.

     o    It is possible to lose money on an investment in the Fund.

     o    SMALL AND MID CAP COMPANIES RISK. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies.
          Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group.
          Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

     o    EQUITY SECURITIES RISK. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and warrants to purchase common or preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect U.S. equities markets generally or particular companies in the portfolio. The Fund may invest in preferred stock that is convertible into common stock which is subject to the same risks of both preferred and common stock. The Fund may invest in warrants to purchase securities. The price, performance and liquidity of such warrants are all directly linked to the underlying stock, less transaction costs.
          In addition to the market risk related to the underlying holdings, the
          Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

     o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering.
          Such investments are subject generally to the risks described above under "Small and Mid Cap Companies." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

     o    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES RISK. The Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Fund's adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

     o    MARKET RISK. This is the risk that the value of the Fund's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

                                       11

     o    OVER-THE-COUNTER RISK. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

     o    MANAGEMENT RISK. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund's adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                   ----------

     Changes in investment objective and policies. The policies described above requiring the Funds to invest at least 80% of their net assets in certain investments may be changed by the Trustees upon at least 60 days' prior written notice to shareholders. The Trustees may change the investment objective and other policies of a Fund without a vote of the shareholders.

                                       12

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
ADVISOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

Maximum Sales Load Imposed on Purchases              None
Maximum Deferred Sales Load                          None
Maximum Sales Load Imposed on Reinvested Dividends   None
Redemption Fee(1)                                    2.00%
Exchange Fee                                         None

(1) Shares of each Fund held for two months or less are subject to a redemption fee of 2.00%.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

                                        SCHRODER       SCHRODER       SCHRODER                  SCHRODER U.S.
                                         GLOBAL         GLOBAL        EMERGING    SCHRODER    SMALL AND MID CAP
                                         EQUITY     OPPORTUNITIES      MARKET     STRATEGIC     OPPORTUNITIES
                                       YIELD FUND        FUND       EQUITY FUND   BOND FUND          FUND
                                       ----------   -------------   -----------   ---------   -----------------

Management Fees                           0.85%          1.00%          1.00%        0.75%          1.00%
Distribution (12b-1) Fees                 0.25%          0.25%          0.25%        0.25%          0.25%
Other Expenses (1)                        7.05%          1.63%          7.07%        1.61%          1.53%
Total Annual Fund Operating Expenses      8.15%          2.88%          8.32%        2.61%          2.78%
Less: Fee Waiver                         (6.30%)        (0.88%)        (6.32%)      (0.86%)        (0.78)%
Net Expenses (2)                          1.85%          2.00%          2.00%        1.75%          2.00%

     (1) "Other Expenses" are based on estimated amounts for each Fund's current fiscal year, assuming for this purpose that each of Schroder Global Equity
     Yield Fund and Schroder Emerging Market Equity Fund maintains a minimal level of assets in its first fiscal year. A substantial increase in the size of either Fund would likely result in a reduction in the Fund's
     Operating Expenses and Total Annual Fund Operating Expenses.

     (2) The "Net Expenses" shown for each Fund reflect the effect of contractually imposed fee waivers and/or expense limitations, in effect through February 28, 2007, on the Total Annual Fund Operating Expenses of
     each Fund. In order to limit the expenses of each Fund's Advisor Shares, the Funds' adviser is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until February 28,
     2007 to the extent that the Total Annual Fund Operating Expenses of a Fund allocable to its Advisor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund's Advisor Shares):
     Schroder Global Equity Yield Fund -- 1.85%; Schroder Global Opportunities
     Fund -- 2.00%; Schroder Emerging Market Equity Fund -- 2.00%; Schroder
     Strategic Bond Fund -- 1.75%; and Schroder U.S. Small and Mid Cap
     Opportunities Fund -- 2.00%.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of a Fund for the time periods indicated and then redeem all of your Advisor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                       13

Example Table:

                                                        1 Year         3 Years
                                                     ------------   ------------
Schroder Global Equity Yield Fund                    [__________]   [__________]
Schroder Global Opportunities Fund                   [__________]   [__________]
Schroder Emerging Market Equity Fund                 [__________]   [__________]
Schroder Strategic Bond Fund                         [__________]   [__________]
Schroder U.S. Small and Mid Cap Opportunities Fund   [__________]   [__________]

Because of Rule 12b-1 fees paid by a Fund, long term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

Performance Information. The Funds recently commenced operations and do not yet have historical investment performance. For performance information with respect to other investment accounts managed by the Funds' adviser, see the Statement of
Additional Information.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective. The following provides more detail about certain of the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its investment return.

     o    INTEREST RATE RISK. (SCHRODER STRATEGIC BOND FUND). The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for investments with longer durations. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

     o    CREDIT RISK. (SCHRODER STRATEGIC BOND FUND). The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

          The Schroder Strategic Bond Fund invests principally in debt securities of "investment grade." If a security has been rated by more than one nationally recognized statistical rating organization a
          Fund's adviser will consider the highest rating for the purposes of determining whether the security is "investment grade." The Fund will not necessarily dispose of a security held by it if its rating falls below investment grade, although the Fund's adviser will consider whether the security continues to be an appropriate investment for the
          Fund. The Fund considers whether a security is "investment grade" only at the time of purchase.

          Credit risk is generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment.
          Credit rating agencies base their ratings largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and

                                       14

          does not reflect an assessment of an investment's volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

     o    HIGH-YIELD/JUNK BONDS RISK. (SCHRODER STRATEGIC BOND FUND). A Fund may
          invest in lower-rated fixed-income securities (commonly known as "junk bonds"), although normally a Fund will not invest in securities unless a nationally recognized statistical rating organization (for example,
          Moody's Investor Service, Inc., Standard & Poor's Rating Service, or
          Fitch Investors Service, Inc.) has rated the securities C (or the equivalent) or better, or the adviser has determined the securities to be of comparable quality. The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities. To the extent a Fund invests in securities in the lower rating categories, the achievement of the
          Fund's goals is more dependent on the Fund adviser's investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

     o    INFLATION/DEFLATION RISK. (SCHRODER STRATEGIC BOND FUND). Inflation
          risk is the risk that a Fund's assets or income from a Fund's investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time - the opposite of inflation. Deflation may have an adverse effect on the
          creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund's portfolio.

     o    MORTGAGE AND ASSET-BACKED SECURITIES RISK. (SCHRODER STRATEGIC BOND
          FUND). Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets.
          The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

                                       15

     o    DERIVATIVES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
          EMERGING MARKET EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND).
          Derivatives are financial contracts whose value depends on, or derives from, the value of an underlying asset, reference rate, or index. A
          Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect the Funds'
          investment adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative, and when a
          Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Many derivative transactions are entered into "over the counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and willingness of a Fund's counterparty to perform its obligations under the transaction.

     o    LEVERAGE RISK. (SCHRODER STRATEGIC BOND FUND). Certain transactions by a Fund may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transactions. The use of derivatives may also create leveraging risk. Leverage, including borrowing money, may cause a Fund to be more volatile than if the Fund had not been leveraged, because leverage tends to exaggerate the effect of any increase or decrease in the value of a
          Fund's portfolio securities.

     o    SMALL AND MID CAP COMPANIES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND,
          SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY
          FUND, AND SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND). The
          Funds may invest in companies that are smaller and less well-known than larger, more widely held companies. Small and mid cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

     o    EQUITY SECURITIES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
          GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND
          SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND). The principal risks of investing in the Funds include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund's adviser, due to factors that adversely affect equities markets generally or particular companies in the portfolio. Common stocks represent an equity or ownership interest in an issuer and are subject to issuer and market risks that may cause their prices to fluctuate over time. Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation. If interest rates rise, the fixed dividend on preferred stocks may be less

                                       16

          attractive, causing the price of preferred stocks to decline. Equity securities of REITs are affected by changes in the value of the underlying property owned by the REIT.

     o    INITIAL PUBLIC OFFERINGS (IPOS) RISK. (SCHRODER GLOBAL OPPORTUNITIES
          FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND SCHRODER U.S. SMALL
          AND MID CAP OPPORTUNITIES FUND). The Fund may also purchase securities of companies in initial public offerings (IPOs), which frequently are smaller companies. Such securities have no trading history, and information about these companies may be available for very limited periods. The prices of securities sold in IPOs also can be highly volatile. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Funds may not be able to invest in securities issued in IPOs or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Funds. The investment performance of the Funds during periods when they are unable to invest significantly or at all in initial public offerings may be lower than during periods when the Funds are able to do so.

     o    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES RISK. (SCHRODER GLOBAL
          OPPORTUNITIES FUND AND SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES
          FUND). A Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Fund's adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

     o    FOREIGN INVESTMENTS RISK. (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
          GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND
          SCHRODER STRATEGIC BOND FUND). Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Since foreign securities in which a Fund invests may be denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies, although a
          Fund's adviser will typically (though not necessarily) attempt to limit any foreign currency exposure by entering into foreign currency exchange contracts or other hedging transactions. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States.
          Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

          In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the
          United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity defaults on its obligations on the securities, a
          Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries.

                                       17

          Special tax considerations apply to a Fund's investments in foreign securities. In determining whether to invest a Fund's assets in debt securities of foreign issuers, the Fund's adviser considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid. Certain of these risks may also apply to some extent to investments in U.S.
          companies that are traded in foreign markets, or investments in U.S.
          companies that have significant foreign operations.

     o    FOREIGN CURRENCIES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
          GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND
          SCHRODER STRATEGIC BOND FUND). Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.

     o    EMERGING MARKET SECURITIES RISK. (SCHRODER GLOBAL EQUITY YIELD FUND,
          SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY
          FUND, AND SCHRODER STRATEGIC BOND FUND). Investing in emerging market securities imposes risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks include: smaller market
          capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.
          Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

          Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

     o    GEOGRAPHIC CONCENTRATION RISK. (SCHRODER GLOBAL EQUITY YIELD FUND,
          SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY
          FUND, AND SCHRODER STRATEGIC BOND FUND). To the extent that a Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

                                       18

          If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund's assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of
          U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     o    NON-DIVERSIFICATION RISK. (SCHRODER STRATEGIC BOND FUND). The Schroder
          Strategic Bond Fund is a non-diversified investment company. It therefore may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

     o    DEPOSITARY RECEIPTS RISK. (SCHRODER GLOBAL OPPORTUNITIES FUND AND
          SCHRODER EMERGING MARKET EQUITY FUND ). A Fund may invest in American
          Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs"),
          European Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities (collectively,
          "Depositary Receipts"). Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Investments in non-U.S. issuers through
          Depository Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

     o    INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. (SCHRODER GLOBAL
          OPPORTUNITIES FUND AND SCHRODER EMERGING MARKET EQUITY FUND).
          INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies or pooled vehicles, including closed-end funds and exchange traded funds ("ETFs"), that are advised by the
          Funds' adviser or its affiliates or by unaffiliated parties, to the extent permitted by applicable law. When investing in a closed-end investment company, a Fund may pay a premium above such investment company's net asset value per share and when the shares are sold, the price received by such Fund may be at a discount to net asset value.
          As a shareholder in an investment company, a Fund, and indirectly the
          Fund's shareholders, would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds.

     o    OVER-THE-COUNTER RISK. (SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER
          EMERGING MARKET EQUITY FUND, AND SCHRODER U.S. SMALL AND MID CAP
          OPPORTUNITIES FUND). Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

     o    MARKET RISK. (ALL FUNDS). Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.
          While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain

                                       19

          growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

     o    MANAGEMENT RISK. (ALL FUNDS). Because the Funds are actively managed, each Fund's investment return depends on the ability of its adviser to manage its portfolio successfully. A Fund's adviser and its investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

     o    FREQUENT TRADING / PORTFOLIO TURNOVER RISK (SCHRODER STRATEGIC BOND
          FUND). The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what the Fund's adviser believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by a Fund is known as
          "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a
          Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. The Funds' adviser currently expects that the portfolio turnover rate for the current fiscal year will be less than 100% for
          Schroder Global Equity Yield Fund; less than 100% for Schroder Global
          Opportunities Fund; approximately 100% for Schroder Emerging Market
          Equity Fund; greater than 400% for Schroder Strategic Bond Fund; and
          less than 100% for Schroder U.S. Small and Mid Cap Opportunities Fund.
          Consult your tax advisor regarding a Fund's portfolio turnover rate on your investments.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

     In addition to the principal investment strategies described in the
Principal Investment Strategies section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that the Funds'
adviser might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Funds' adviser.

     o    SHORT SALES. A Fund may sell a security short when the Fund's adviser anticipates that the price of the security will decline. A Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund "closes" the short position. A short position will result in a loss if the market price of the security in question increases between the date when the Fund enters into the short position and the date when the Fund closes the short position.
          Such a loss could theoretically be unlimited in a case where such Fund is unable, for whatever reason, to close out its short position. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

     o    WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS.
          Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions

                                       20

          may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

     o    U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. government (such as the
          Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. government
          (such as the Federal National Mortgage Association) are supported by the right of the issuer to borrow from the U.S. government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. government (such as the Student Loan
          Marketing Association) are supported only by the credit of the issuer itself.

     o    SECURITIES LOANS AND REPURCHASE AGREEMENTS. A Fund may lend portfolio securities to broker-dealers, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

     o    TEMPORARY DEFENSIVE STRATEGIES. At times, the Funds' adviser may judge that conditions in the securities markets make pursuing a Fund's investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund's adviser may, but is not required to, temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in investment grade fixed income securities, cash or money market instruments to any extent the Fund's adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

     o    PRICING. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too high, you may end up paying too much for the Fund's shares when you buy into a
          Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon a sale of the security.

     o    OTHER INVESTMENTS. A Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of
          Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

     o    PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise noted, all percentage limitations on Fund investments will apply at the time of investment. An investment by a Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. References in the discussion of the Funds'

                                       21

          investment policies above to 80% of a Fund's net assets refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by a Fund for investment purposes.

MANAGEMENT OF THE FUNDS

A Board of Trustees governs the Trust. The Board of Trustees has retained
Schroder Investment Management North America Inc. ("Schroders") to serve as each
Fund's adviser and to manage the investments of each Fund. Subject to the control of the Trustees, Schroders also manages each Fund's other affairs and business.

Schroder Investment Management North America Limited ("SIMNA Ltd."), an
affiliate of Schroders, serves as sub-adviser responsible for portfolio management of Schroder Global Equity Yield Fund, Schroder Global Opportunities
Fund, Schroder Emerging Market Equity Fund and Schroder Strategic Bond Fund. As
compensation for SIMNA Ltd.'s services as sub-adviser, Schroders pays to SIMNA
Ltd. fifty percent of the investment advisory fees Schroders receives from each of the Funds.

Schroders (itself and its predecessors) has been an investment manager since
1962, and serves as investment adviser to the Funds and as investment adviser to other mutual funds and a broad range of institutional investors. Schroders'
ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of December 31, 2005, had in the aggregate assets under management of approximately $204 billion.

     o    MANAGEMENT FEES. Each Fund expects to pay management fees for investment management services to Schroders at the following annual rates (based on each Fund's average daily net assets): Schroder Global
          Equity Yield Fund - 0.85%; Schroder Global Opportunities Fund - 1.00%;
          Schroder Emerging Market Equity Fund - 1.00%; Schroder Strategic Bond
          Fund - 0.75%; and Schroder U.S. Small and Mid Cap Opportunities Fund -
          1.00%.

     o    EXPENSE LIMITATIONS AND WAIVERS. In order to limit the expenses of each Fund's Advisor Shares, Schroders is contractually obligated to reduce its compensation and, if necessary, to pay certain other of each Fund's expenses until February 28, 2007 to the extent that the
          Total Annual Fund Operating Expenses of the Fund allocable to its
          Advisor Shares exceed the following annual rates (based on the average daily net assets attributable to the Fund's Advisor Shares): Schroder
          Global Equity Yield Fund - 1.85%; Schroder Global Opportunities Fund -
          2.00% Schroder Emerging Market Equity Fund - 2.00%; Schroder Strategic
          Bond Fund - 1.75%; and Schroder U.S. Small and Mid Cap Opportunities
          Fund - 2.00%.

     o    PORTFOLIO MANAGEMENT. The following portfolio managers at Schroders and SIMNA Ltd. have primary responsibility for making investment decisions for the respective Funds. Each manager's recent professional experience is also shown. The Funds' Statement of Additional
          Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers, and each portfolio manager's ownership of securities in the Fund.

          FUND                  NAME              TITLE              SINCE         RECENT PROFESSIONAL EXPERIENCE
          ----                  ----              -----              -----         ------------------------------

Schroder Global Equity   [             ]   [               ]   Inception ([__],    [             ]
Yield Fund                                                     2006)

                                       22

Schroder Global           [           ]    [               ]   Inception ([__],    [                        ]
Opportunities Fund                                             2006)

Schroder Emerging         [           ]    [               ]   Inception ([__],    [                        ]
Market Equity Fund                                             2006)

Schroder Strategic Bond   [           ]    [               ]   Inception ([__],     [                        ]
Fund                                                           2006)

Schroder U.S. Small       [           ]    [               ]   Inception ([__],     [                        ]
and Mid Cap                                                    2006)
Opportunities Fund

                                       23

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Each Fund values its Advisor Shares as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time)
each day the Exchange is open. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day. Each Fund values its portfolio securities for which market quotations are readily available at market value.
Investments and assets for which market values are not readily available are valued by Schroders at their fair values pursuant to guidelines established by the Board of Trustees, generally by reference to other securities or indexes.
For instance, a pricing service may recommend a fair value based generally on prices of comparable securities. Short-term investments that will mature within
60 days are valued by Schroders using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees. The net asset value of a Fund's Investor Shares may differ from that of its Advisor Shares due to differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

You may purchase Advisor Shares of each Fund directly from the Trust (through
Schroder Fund Advisors Inc., the distributor of the Trust's shares), or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with
Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder
Fund Advisors Inc. can provide you with a list of available firms. Your Service
Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge you separately for its services.

The purchase, redemption and exchange policies and fees charged by such Service
Organizations may be different than those of the Fund. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees in addition to any fees charged by the Fund, and may set different minimums or limitations on buying, exchanging, or redeeming Advisor Shares. Please consult a representative of your Service Organization for further information.

If the Advisor Shares you purchase will be held in your own name (rather than the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application and payment by check or wire as described below. Account Applications for Advisor Shares may be obtained from the Funds' transfer agent, Boston Financial Data Services, Inc. ("BFDS"), at the address provided below under "Purchases by Check," from your Service
Organization, or by calling the Schroder Mutual Funds at (800) 464-3108 (from outside the United States, please call (617) 483-5000 and ask to speak with a
Schroder Mutual Funds representative). Acceptance of your order will be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its Advisor Shares at their net asset value next determined after the applicable Fund, its transfer agent, BFDS, or another authorized broker or financial institution (as described below) receives your request in good order (meaning that the request meets the requirements set out below and in the Account Application, and otherwise meets the requirements implemented from time to time by the applicable Fund's transfer agent or the Fund). In order for you to receive a Fund's next determined net asset value, the Fund, BFDS, the
Service Organization, or the authorized broker or financial institution must receive your order before the close of trading on the New York Stock Exchange
(normally 4:00 p.m.,

                                       24

Eastern Time). The Trust reserves the right to reject any order to purchase
Advisor Shares of any of its Funds.

Certain brokers or other financial institutions may accept purchase orders for
Advisor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept purchase orders on behalf of the
Funds. For purposes of pricing, a Fund will be deemed to have received a purchase order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and
Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders will be priced at the Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the New York Stock Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day's net asset value.

The minimum investments for initial and additional purchases of Advisor Shares of a Fund are as follows:

                              INITIAL     ADDITIONAL
                            INVESTMENT   INVESTMENTS
                            ----------   -----------
Regular Accounts              $2,500        $1,000
Traditional and Roth IRAs     $[___]        $[___]

The Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroders, any of its affiliates or a financial intermediary authorized to sell shares of a Fund, or such employee's spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroders; and current or former
Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

Advisor Shares of the Funds are intended for purchase by investors making a minimum initial investment of $2,500 through a regular account or $[______]
through a traditional or Roth IRA and purchasing through an investment intermediary. Investor Shares of the Funds are offered through another prospectus and are intended for investors making a minimum initial investment of
$100,000 through a regular account and purchasing directly from the Fund.

The Funds do not issue share certificates.

The Trust may suspend the offering of Advisor Shares of the Funds for any period of time. The Trust may change any investment minimum from time to time.

Purchases by check. You may purchase Advisor Shares of a Fund by mailing a check
(in U.S. dollars) payable to the Fund. Schroder Mutual Funds will not accept third-party checks. You should direct your check and your completed Account
Application as follows:

REGULAR MAIL            OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds   Boston Financial Data Services, Inc.
P.O. Box 8507           Attn: Schroder Mutual Funds
Boston, MA 02266        66 Brooks Drive
                        Braintree, MA 02184

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire. If you make your initial investment by wire, a completed
Account Application must precede your order. Upon receipt of the Application,
BFDS will assign you an account number. BFDS will process wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00
p.m., Eastern Time) on each day the Exchange is open for trading at the net asset value next determined as of the end of that day. BFDS will process wire orders received after that time at the net asset value next determined thereafter.

Once you have an account number, you may purchase Advisor Shares through your
Service Organization or directly from the Fund by calling BFDS at (800) 464-3108 to give notice that you will send funds by wire, and obtain a wire reference number. (From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

     State Street Bank and Trust Company

                                       25

     225 Franklin Street
     Boston, Massachusetts 02110

     ABA No.: 011000028
     Attn: Schroder Mutual Funds
     DDA No.: 9904-650-0
     FBO: Account Registration
     A/C: Mutual Fund Account Number
          Name of Fund

BFDS will not process your purchase until it receives the wired funds.

Automatic purchases. If you purchase Advisor Shares directly from the Trust and the shares are held in your own name, you can make regular investments of $100 or more per month or quarter in Advisor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108. If you purchase Advisor Shares through a Service Organization, your firm may also provide automatic purchase options.
Please contact your Service Organization for details.

Purchases in-kind. Investors may purchase Advisor Shares of a Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Advisor
Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the
Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Advisor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Advisor
Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) The Funds value securities accepted by
Schroders in the same manner as are the Funds' portfolio securities as of the time of the next

                                       26

determination of a Fund's net asset value. Although the Funds seek to determine the fair value of securities contributed to a Fund, any valuation that does not reflect fair value may dilute the interests of the purchasing shareholder or the other shareholders of the Funds. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone Schroders at (800) 464-3108, their
Schroders client representative, or other financial intermediary.

Certain payments by Schroders or its affiliates. Schroder Fund Advisors Inc.,
Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless BFDS determines the shareholder's new address, BFDS will reinvest dividends and other distributions returned to it in the applicable Fund(s), and if the correspondence included checks, the checks will be canceled.

HOW TO SELL SHARES

When You May Redeem. You may sell your Advisor Shares back to a Fund on any day the New York Stock Exchange is open either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service
Organization, you may only sell the shares through that Service Organization.
The Service Organization may charge you a fee for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at
(800) 464-3108. Redemption requests received in good order by Schroder Mutual
Funds, BFDS, your Service Organization or another authorized broker or financial institution (as described below) prior to the close of the New York Stock
Exchange on any day the Exchange is open for trading will be priced at the net asset value next determined as of the end of that day. Orders received after that time will receive the next day's net asset value. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. A bank, broker-dealer, or certain other financial institutions must guarantee any signature in the form of the Stamp 2000
Medallion Guarantee. An investor can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $50,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

If you redeem shares through your Service Organization, your Service
Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form. If your Service Organization receives Federal
Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. Your
Service Organization may charge you separately for this service.

Certain brokers or other financial institutions may accept redemption orders for
Advisor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept redemption orders on behalf of the
Funds. For purposes of pricing, a Fund will be deemed to have received a redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and
Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders will be priced at the Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the New York Stock Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day's net asset value.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. The Trust generally sends payment for shares

                                       27

on the business day after a request is received. In case of emergencies, the
Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Advisor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees a Fund charges.

Involuntary Redemptions. If, because of your redemptions, your account balance for any of the Funds falls below a minimum amount set by the Trustees (presently
$2,000), the Trust may choose to redeem your Advisor Shares in the Funds and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your Advisor Shares, and you may purchase additional Advisor Shares at any time to avoid a redemption. The Trust may also redeem Advisor Shares if you own shares of the Funds above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption of a Fund or postpone payment by a Fund during any period when: (1) trading on the New York Stock
Exchange is restricted, as determined by the Securities and Exchange Commission
("SEC"), or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund's net asset value not reasonably practicable.

Redemptions in-kind. The Trust has agreed to redeem Advisor Shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Advisor Shares during any 90-day period for any one shareholder.
In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash.
The Trust does not expect to redeem Advisor Shares in kind under normal circumstances. If the Trust redeems your Advisor Shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each signature, by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact BFDS at (800) 464-3108, your

                                       28

Schroders client representative or your financial intermediary. The Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone,
BFDS will follow reasonable procedures to confirm that telephone instructions are genuine. BFDS and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

Redemption Fee. Each Fund imposes a 2.00% redemption fee on shares redeemed
(including in connection with an exchange) two months or less from their date of purchase. The fee is not a sales charge (load); it is paid directly to the Fund.

To the extent that the redemption fee applies, the price you will receive when you redeem your shares of a Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The redemption fee is applied only against the portion of your redemption proceeds that represents the lower of (i) the initial cost of the shares redeemed and
(ii) the net asset value of the shares at the time of redemption, so that you will not pay a fee on amounts attributable to capital appreciation of your shares. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund, shares held in employer-sponsored retirement accounts (such as 401(k), 403(b), Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension accounts), or shares redeemed through designated systematic withdrawal plans. The redemption fee does apply to IRAs, and may also apply to shares in retirement plans held in broker omnibus accounts.

For purposes of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:
(i) from shares of a Fund purchased through the reinvestment of dividends and distributions paid by the Fund; and (ii) from all other shares of a Fund, on a first-purchased, first-redeemed basis. Only shares described in clause (ii)
above that are redeemed two months or less from their date of purchase will be subject to the redemption fee.

EXCHANGES

You can exchange your Advisor Shares of a Fund for Advisor Shares of other funds in the Schroder family of funds at any time at their respective net asset values. The Trust would treat the exchange as a sale of your Advisor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the
Schroder funds available for exchange and to exchange Advisor Shares, please call (800) 464-3108. (From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroders reserve the right to change or suspend the exchange privilege at any time. Schroders would notify shareholders of any such change or suspension.

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES; DISTRIBUTION PLANS

The Trust sells Advisor Shares of the Fund at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund. You also receive the full value of your Advisor
Shares when you sell them back to the Fund, without any deferred sales charge.

Distribution plans. Each Fund has adopted a Distribution Plan pursuant to Rule
12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees with respect to its Advisor Shares. Under the
Plan, a Fund may make payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Shares to compensate the distributor for distribution services and certain shareholder services with respect to the Fund's Advisor Shares.

                                       29

Because the fees are paid out of a Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of a Fund and may cost you more than paying other types of sales charges.

In addition, a Fund may pay Schroders or its affiliates, banks, broker-dealers, financial advisors, or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. In addition, a Fund's service providers, including Schroders, or any of their affiliates, may from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Schroder Strategic Bond Fund declares dividends from net investment income
[daily and distributes them monthly.] The Schroder Global Equity Yield Fund declares and pays dividends from net investment income quarterly. Each of the other Funds distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o    Reinvest all distributions in additional Advisor Shares of your Fund;

     o    Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of your Fund;

     o    Receive distributions from net investment income in additional Advisor
          Shares of your Fund while receiving capital gain distributions in cash; or

     o    Receive all distributions in cash.

You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Excessive trading can hurt Fund performance, operations, and shareholders. The
Board of Trustees of each of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund discourages, and does not accommodate, frequent purchases and redemption of the Fund's shares to the extent Schroders believes that such trading is harmful to a Fund's shareholders, although a Fund will not necessarily prevent all frequent trading in its shares. Each Fund reserves the right, in its discretion, to reject any purchase, in whole or in part
(including, without limitation, purchases by persons whose trading activity
Schroders believes could be harmful to the Fund). The Trust or Schroders may also limit the amount or number of exchanges or reject any purchase by exchange if the Trust or Schroders believes that the investor in question is engaged in
"market timing activities" or similar activities that may be harmful to a Fund or its shareholders, although the Trust and Schroders have not established any maximum amount or number of such exchanges that may occur in any period. In addition, the Board of Trustees of the Funds has

                                       30

established a 2.00% redemption fee for shares of the Funds held for two months or less from their date of purchase. See "How to Sell Shares - Redemption Fee"
for further information. The ability of Schroders to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to Schroders regarding underlying beneficial owners of Fund shares. The Trust or Schroders may take any steps they consider appropriate in respect of frequent trading in omnibus accounts, including seeking additional information from the holder of the omnibus account or potentially closing the omnibus account (although there can be no assurance that the Trust or Schroders would do so). Please see the Statement of Additional
Information for additional information on frequent purchases and redemptions of
Fund shares. There can be no assurance that the Funds or Schroders will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting the Funds, or that the Funds or Schroders will be successful in limiting or eliminating such activities.

PAYMENT OF FEES

The Funds may pay Schroders or its affiliates, banks, broker-dealers, financial advisors, or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. In addition, the Funds' service providers, including Schroders, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to a Fund or its shareholders.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the
Fund has held for more than one year and that are properly designated by the
Fund as capital gain dividends will be taxable as long-term capital gains.
Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the
Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.
The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Internal Revenue Code (a
"foreign person"), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs
Creation Act of 2004, effective for taxable years of the Fund beginning after
December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.
source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets - for taxable years beginning on or before December 31,
2008.

                                       31

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund)
of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

FOREIGN TAXES. The Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of Schroders funds that invest more than 50% of their assets in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of other Schroders funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

DERIVATIVES. The fund's use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a
summary of certain U.S. federal income tax consequences of investing in the
Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund.

DISCLOSURES OF FUND PORTFOLIO INFORMATION

Please see the Funds' Statement of Additional Information for a description of the Funds' policies and procedures regarding the persons to whom the Funds or
Schroders may disclose a Fund's portfolio securities positions, and under which circumstances.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation.
If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

                                       32

                               INVESTMENT MANAGER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                             INVESTMENT SUB-ADVISER
     SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER GLOBAL OPPORTUNITIES FUND,
      SCHRODER EMERGING MARKET EQUITY FUND AND SCHRODER STRATEGIC BOND FUND
              Schroder Investment Management North America Limited
                                31 Gresham Street
                                 London EC2V 7QA

                                  ADMINISTRATOR
                            SEI Global Funds Services
                             1 Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                    CUSTODIAN
                             J.P. Morgan Chase Bank
                                 270 Park Avenue
                            New York, New York 10017

                                   DISTRIBUTOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

                                       33

SCHRODER SERIES TRUST
Schroder Global Equity Yield Fund
Schroder Global Opportunities Fund
Schroder Emerging Market Equity Fund
Schroder Strategic Bond Fund
Schroder U.S. Small and Mid Cap Opportunities Fund

Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder
Emerging Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S.
Small and Mid Cap Opportunities Fund have a Statement of Additional Information
(SAI) which includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this
Prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call (617)
483-5000 and ask to speak with a representative of the Schroder Mutual Funds.
The Funds' SAI and annual and semi-annual reports are also available on the following website: www.schroderfunds.com.

You may review and copy information about each Fund, including its SAI, at the
Securities and Exchange Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about each Fund on the Commission's Internet site at www.sec.gov.
You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C.
20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840

                                       34

          The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              SUBJECT TO COMPLETION
                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 11, 2006

                              SCHRODER SERIES TRUST

                        Schroder Global Equity Yield Fund
                       Schroder Global Opportunities Fund
                      Schroder Emerging Market Equity Fund
                          Schroder Strategic Bond Fund
               Schroder U.S. Small and Mid Cap Opportunities Fund

                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL [___], 2006

          This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when accompanied or preceded by a
Prospectus for Schroder Global Equity Yield Fund, Schroder Global Opportunities
Fund, Schroder Emerging Market Equity Fund, Schroder Strategic Bond Fund, and
Schroder U.S. Small and Mid Cap Opportunities Fund (each, a "Fund," and collectively, the "Funds"), as amended or supplemented from time to time. This
SAI relates to the Funds' Investor Shares and Advisor Shares. Investor Shares
and Advisor Shares of the Funds are offered through separate Prospectuses each dated April [___], 2006 (each, a "Prospectus," and together, the
"Prospectuses"), as amended or supplemented from time to time. This SAI contains information which may be useful to investors but which is not included in the
Prospectuses. Investors may obtain free copies of the Prospectuses by calling the Trust at 800-464-3108. From outside the United States, please call (617)
483-5000 and ask to speak with a Schroder Mutual Funds representative. Each Fund is a series of Schroder Series Trust.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS
STATEMENT OF ADDITIONAL INFORMATION IS ACCURATE OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              SCHRODER SERIES TRUST

                        SCHRODER GLOBAL EQUITY YIELD FUND
                       SCHRODER GLOBAL OPPORTUNITIES FUND
                      SCHRODER EMERGING MARKET EQUITY FUND
                          SCHRODER STRATEGIC BOND FUND
               SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  TRUST HISTORY

          Schroder Series Trust (the "Trust") is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 6, 1993.
The Trust's Agreement and Declaration of Trust (as amended, the "Declaration of
Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Schroder Global Equity Yield
Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities
Fund (each, a "Fund," and collectively, the "Funds") are series of the Trust.
The Trust currently also comprises four other series, Schroder Enhanced Income
Fund, Schroder U.S. Core Fixed Income Fund, Schroder Municipal Bond Fund, and
Schroder Short-Term Municipal Bond Fund, which are offered through separate prospectuses and statements of additional information. Schroder Investment
Management North America Inc. ("Schroders") serves as investment manager to the
Funds. Schroder Investment Management North America Limited ("SIMNA Ltd.")
serves as investment sub-adviser to Schroder Global Equity Yield Fund, Schroder
Global Opportunities Fund, Schroder Emerging Market Equity Fund, and Schroder
Strategic Bond Fund.

FUND CLASSIFICATION

         Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act").
Each Fund other than Schroder Strategic Bond Fund is a "diversified" investment company under the Investment Company Act. For a diversified investment company, this means that with respect to 75% of a Fund's total assets (i) that Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of that Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. government securities or securities of other investment companies) or (ii) that Fund may not invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (this limitation does not apply to investments in U.S. government securities or securities of other investment companies). No diversified Fund is subject to this limitation with respect to the remaining 25% of its total assets. Schroder
Strategic Bond Fund is a "non-diversified" investment company under the
Investment Company Act, and therefore, may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent a
Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

CAPITALIZATION AND SHARE CLASSES

          The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The shares of each of the Funds described in this
Statement of Additional Information ("SAI") are currently divided into two classes, Investor Shares and Advisor Shares. Each class of shares is offered through a separate Prospectus. Unlike Investor Shares, Advisor Shares are
currently subject to distribution fees, so that the performance of a Fund's
Investor Shares will normally be more favorable than that of the Fund's Advisor
Shares over the same time period. Generally, expenses and liabilities particular to a class of a Fund, such as distribution fees applicable only to Advisor
Shares, are allocated only to that class.

                                       -1-

Expenses and liabilities not related to a particular class are allocated in relation to the respective net asset value of each class, or on such other basis as the Trustees may in their discretion consider fair and equitable to each class. A Fund may suspend the sale of shares at any time.

          Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each
Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class.
Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the
Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trust as approved by the Trustees, and if a Fund were liquidated, each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares. Because Investor and Advisor Shares are subject to different expenses, a
Fund's dividends and other distributions will normally differ between the two classes.

ADDITIONAL INFORMATION CONCERNING THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES

          The following discussion provides additional information concerning each Fund's principal investment strategies and the principal risks of each Fund described in the Prospectuses. Unless a strategy or policy described below is specifically prohibited by a Fund's investment restrictions as set forth in the
Prospectuses or under "Investment Restrictions" in this SAI, or by applicable law, a Fund may engage in each of the practices described below, although only the Funds indicated below and in the Prospectuses use the applicable strategy as a principal investment strategy.

          EQUITY SECURITIES (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER GLOBAL
OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND SCHRODER U.S.
SMALL AND MID CAP OPPORTUNITIES FUND). A Fund may primarily invest in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

          While offering greater potential for long-term growth, equity securities generally are more volatile and riskier than some other forms of investment, particularly debt securities. Therefore, the value of an investment in a Fund may at times decrease instead of increase.

          A Fund's investments may include securities traded "over-the-counter"
as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

          Smaller Company Equity Securities. A Fund may invest in equity securities of companies with small market capitalizations. Such investments may involve greater risk than is usually associated with larger, more established companies. These companies often have sales and earnings growth rates that

                                       -2-

exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general.
Therefore, to the extent a Fund invests in securities with small market capitalizations, the net asset value of the Fund may fluctuate more widely than market averages.

          Preferred Stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to holders of other stocks such as common stocks, dividends at a specified rate and a fixed share of proceeds resulting from a liquidation of the company. Preferred stock, unlike common stock, generally has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be "cumulative" or
"non-cumulative." "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid to preferred stockholders before dividends can be paid on the issuer's common stock. Preferred stock may be "participating"
stock, which means that it may be entitled to a dividend that exceeds the stated
dividend in certain cases.

          If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

          A company's preferred stock generally pays a dividend only after the company makes required payments to holders of its bonds and other debt. In addition, the rights of preferred stock on distribution of a company's assets in the event of a liquidation are generally subordinate to the rights of holders of the company's bonds or other creditors. As a result, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stocks of small companies may be more vulnerable to adverse developments than those of larger companies.

         PRIVATE PLACEMENTS AND RESTRICTED SECURITIES (SCHRODER GLOBAL
OPPORTUNITIES FUND AND SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND). A
Fund may invest in securities that are purchased in private placements. While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when Schroders believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

          The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also, market quotations are less readily available. The judgment of Schroders may at times play a greater role in valuing these securities than in the case of publicly traded securities.

                                       -3-

          Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The Staff of the Securities and Exchange Commission (the "SEC")
currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to
Schroders.

          FIXED INCOME SECURITIES (SCHRODER STRATEGIC BOND FUND). In periods of declining interest rates, the yield (income from portfolio investments) of a
Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a
Fund may tend to be lower. In addition, when interest rates are falling, the inflow of net new money to a Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate. The values of fixed income securities in a Fund's portfolio generally vary inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

          LOWER-RATED SECURITIES (SCHRODER STRATEGIC BOND FUND). A Fund may
invest in lower-rated fixed-income securities (commonly known as "junk bonds"), although normally a Fund will not invest in securities unless a nationally recognized statistical rating organization (for example, Moody's Investors
Service, Inc., Standard & Poor's Rating Service, or Fitch Investors Service,
Inc.) has rated the securities C (or the equivalent) or better, or the adviser has determined the securities to be of comparable quality. The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability
(or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

          Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating.
Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's Rating Service
(or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

          Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the

                                       -4-

value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Schroders will monitor the investment to determine whether its retention will assist in meeting a Fund's investment objective.

          Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

          At times, a portion of a Fund's assets may be invested in an issue of which the Fund, by itself or together with other funds and accounts managed by
Schroders or its affiliates, holds all or a major portion. Although Schroders generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when Schroders believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held.
Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase a
Fund's operating expenses and adversely affect a Fund's net asset value. In the case of tax-exempt funds, any income derived from the Fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

          Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

          A Fund may invest without limit in so-called "payment-in-kind" bonds.
Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such

                                       -5-

amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

          To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Schroders'
investment analysis than would be the case if the Fund were investing in securities in the higher rating categories. This also may be true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

          CONVERTIBLE SECURITIES (SCHRODER STRATEGIC BOND FUND). A Fund may
invest in convertible securities, which are corporate debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar both to debt securities and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.
Convertible securities provide for streams of income with yields that are generally higher than those of common stocks.

          WARRANTS TO PURCHASE SECURITIES (SCHRODER GLOBAL EQUITY YIELD FUND,
SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND,
SCHRODER STRATEGIC BOND FUND, AND SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES
FUND). Schroder Strategic Bond Fund may invest in bonds issued with warrants attached to purchase equity securities. These instruments have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

          Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund,
Schroder Emerging Market Equity Fund, and Schroder U.S. Small and Mid Cap
Opportunities Fund may invest in equity-linked warrants. A Fund purchases the equity-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holdings.
If a Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock, less transaction costs. Equity-linked warrants are valued at the closing price of the underlying security, then adjusted for stock dividends declared by the underlying security.
In addition to the market risk related to the underlying holdings, a Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

          FOREIGN INVESTMENTS (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND SCHRODER
STRATEGIC BOND FUND). A Fund may invest in securities principally traded in foreign markets. A Fund may also invest in Eurodollar certificates of deposit and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

                                       -6-

          Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S.
company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the
United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities may be denominated in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between currencies.

          In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the
United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

          Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Fund will reduce its net income available for distribution to shareholders.

         EMERGING MARKET SECURITIES (SCHRODER GLOBAL EQUITY YIELD FUND, SCHRODER
GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND SCHRODER
STRATEGIC BOND FUND). A Fund may invest in securities of companies determined by
Schroders to be "emerging market" issuers. The risks of investing in foreign securities are particularly high when securities of issuers based in developing or emerging market countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war);
more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S.
dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United
States; and, greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those

                                       -7-

countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

          In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

          DEPOSITARY RECEIPTS (SCHRODER GLOBAL OPPORTUNITIES FUND AND SCHRODER
EMERGING MARKET EQUITY FUND). A Fund may invest in American Depositary Receipts
("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts
("EDRs") or other similar securities representing ownership of foreign securities (collectively, "Depositary Receipts") if issues of these Depositary
Receipts are available that are consistent with the Fund's investment objective.
Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in
Depositary Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

          Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in
U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. The Funds may enter into forward currency contracts and purchase currencies on a spot basis to reduce currency risk; however, currency hedging involves costs and may not be effective in all cases.

          FOREIGN CURRENCY TRANSACTIONS (SCHRODER GLOBAL EQUITY YIELD FUND,
SCHRODER GLOBAL OPPORTUNITIES FUND, SCHRODER EMERGING MARKET EQUITY FUND, AND
SCHRODER STRATEGIC BOND FUND). A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging".

          When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of that
Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the
U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

          A Fund may purchase or sell a foreign currency on a spot (or cash)
basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

                                       -8-

          For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

          When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which a Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

          The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

          It is impossible to forecast with precision the market value of a
Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

          To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

          Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time or from time to time.

          A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

                                       -9-

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

          Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

          At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

          Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have been listed on several exchanges.
Such options will be purchased or written only when Schroders believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

          The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                                      -10-

          There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference
(the "spread") between prices at which they buy and sell various currencies.
Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

          CERTAIN DERIVATIVE INSTRUMENTS (SCHRODER GLOBAL EQUITY YIELD FUND,
SCHRODER EMERGING MARKET EQUITY FUND, AND SCHRODER STRATEGIC BOND FUND).
Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. As described below, to the extent permitted under "Investment
Restrictions" below and in the Prospectuses, a Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices, options on futures contracts, and short sales. These transactions may be used by a Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested.

          OPTIONS. A Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

          Covered call options. A Fund may write covered call options on its portfolio securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by a Fund.

          A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

          In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

          A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell

                                      -11-

the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.
Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

          Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that a
Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

          In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

          A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

          [The Schroder Global Equity Yield Fund may also purchase put and call options to enhance its current return. The Schroder Global Equity Yield Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.]

          Options on foreign securities. A Fund may purchase and sell options on foreign securities if in Schroders' opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S.
securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

          Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

          A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be

                                      -12-

profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

          A Fund may also purchase put and call options to enhance its current return. A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

          Risks involved in the sale of options. Options transactions involve certain risks, including the risks that Schroders will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroders to forecast market and interest rate movements correctly.

          An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will enter into an option position only if Schroders believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroders believes it is inadvisable to do
so.

          Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a
Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of Schroders may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

          As described below, each Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets.
Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions will be unable to meet their obligations to the Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The
Options Clearing Corporation. A Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroders, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by a Fund, the underlying securities held by that Fund) as illiquid investments as required by applicable law.

          Government regulations, particularly the requirements for
qualification as a "regulated investment company" (a "RIC") under the United
States Internal Revenue Code of 1986, may also restrict a Fund's use of options.

                                      -13-

          FUTURES CONTRACTS. To the extent permitted under "Investment
Restrictions" below and in the Prospectuses and by applicable law, a Fund may buy and sell futures contracts, options on futures contracts, and related instruments in order to hedge against the effects of adverse market changes or to increase current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC"). Depending
upon the change in the value of the underlying security or index when a Fund enters into or terminates a futures contract, that Fund may realize a gain or loss.

          The Funds are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act (the "CEA") and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

          Futures on Securities and Related Options. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on securities -- assuming a "long" position -- a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on securities -- assuming a "short"
position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on securities will be valued at the most recent settlement price, unless that price does not, in the judgment of the Fund's Valuation Committee, reflect the fair value of the contract, in which case the positions will be fair valued by the
Trustees or the Valuation Committee.

          Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears in Schroders' judgment economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

          Hedging by use of futures on securities seeks to establish more certainty than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of securities held by the Fund (or securities having characteristics similar to those held by the
Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

          On other occasions, a Fund may take a "long" position by purchasing futures on securities. This would be done, for example, when a Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

          Successful use by a Fund of futures contracts on securities is subject to Schroders' ability to predict correctly movements in the direction of the security's price and factors affecting markets for

                                      -14-

securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of securities held by it and the prices of such securities increase instead, the
Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          A Fund may purchase and write put and call options on certain futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series.
There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers'
requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

          Index Futures Contracts and Options. A Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

          Depending on the change in the value of the index between the time when a Fund enters into and terminates an index futures transaction, a Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New
York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of
$180 and the S&P 100 Index is at $184 on that future date, the Fund will gain
$400 (100 units x gain of $4). If a Fund enters into a futures contract to sell
100 units of the stock index at a specified future date at a contract price of
$180 and the S&P 100 Index is at $182 on that future date, the Fund will lose
$200 (100 units x loss of $2).

                                      -15-

          A Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

          In order to hedge a Fund's investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroders'
judgment, have a significant correlation with movements in the prices of the
Fund's portfolio securities.

          Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

          As an alternative to purchasing and selling call and put options on index futures contracts, a Fund may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges.
Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call)
or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

          A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

          Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

          A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

          Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is

                                      -16-

similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

          Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates.
For example, when a Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

          When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the
Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

          SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

          Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although a Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

          In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

          Hedging Risks. There are several risks in connection with the use by a
Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of a Fund's securities which are the subject of a hedge.
Schroders will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

                                      -17-

          Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Schroders' ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions.
Due to the possibility of price distortion, even a correct forecast of general market trends by Schroders may still not result in a successful hedging transaction over a very short time period.

          Lack of Availability. Because the markets for certain options and futures contracts and other derivative instruments in which a Fund may invest
(including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that the Fund will engage in such transactions at any time or from time to time. A Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

          Other Risks. A Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

          SWAP AGREEMENTS. A Fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease a Fund's exposure to long-or short-term interest rates (in the United
States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.
The value of a Fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures.

          A Fund may also enter into "credit default" swap transactions. In a credit default swap, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, a Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). A Fund would generally enter into this type of transaction to limit or reduce risk with respect to bonds or loans that it owns in its portfolios or otherwise in connection with transactions intended to

                                      -18-

reduce one or more risks in the Fund's portfolio. In addition, a Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. A Fund would generally enter into this type of transaction as a substitute for investment in the securities of the issuer, or otherwise to increase the Fund's investment return.

          A Fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which they enter into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. A Fund's ability to engage in certain swap transactions may be limited by tax considerations.

          HYBRID INSTRUMENTS. These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of depositor other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities
(collectively, "underlying assets"), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, "benchmarks"). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

          The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a
Fund may not be successful.

          Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

          Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction

                                      -19-

costs associated with buying and currency-hedging the foreign bond positions.
One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a
Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

          Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

          Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor a Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission
(the "Commission"), which regulates the offer and sale of securities by and to
U.S. persons, or any other governmental regulatory authority.

          MORTGAGE BACKED AND ASSET-BACKED SECURITIES (SCHRODER STRATEGIC BOND
FUND). Mortgage-backed securities, including collateralized mortgage obligations
("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.
The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

          Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early

                                      -20-

payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return the adviser expected.

          Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal;
another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Fund.

          Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

          CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the
U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

          Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

          Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO"

                                      -21-

class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments
(including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

          The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

          STRUCTURED INVESTMENTS (SCHRODER EMERGING MARKET EQUITY FUND). A
structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter.
Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class.
Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

          INVESTMENTS IN OTHER INVESTMENT COMPANIES (SCHRODER GLOBAL
OPPORTUNITIES FUND AND SCHRODER EMERGING MARKET EQUITY FUND). A Fund may invest in shares of both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses. The Funds also may invest in private investment funds, vehicles, or structures. ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs")
but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P
Depositary Receipts ("SPDRs") and iShares, which may be purchased from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). The market price for ETF shares may be higher or lower than the ETF's net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer's net asset value.

                                      -22-

NON-PRINCIPAL INVESTMENTS, INVESTMENT PRACTICES AND RISKS

          In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses and this SAI, the Funds may employ other investment practices and may be subject to additional risks, which are described below.

          SHORT SALES (ALL FUNDS). To the extent permitted under "Investment
Restrictions" below and in the Prospectuses, a Fund may seek to hedge investments or realize additional gains through short sales.

          Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan.
To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

          A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. A Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

          At any time that a Fund has sold a security short, it will maintain liquid securities, in a segregated account with its custodian, in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the value at the time of the securities sold short.

          REPURCHASE AGREEMENTS (ALL FUNDS). A Fund may enter into repurchase agreements without limit. A repurchase agreement is a contract under which a
Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is each of the Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short-term debt obligations.
Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Schroders will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs

                                      -23-

in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

          FORWARD COMMITMENTS (ALL FUNDS). Each Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the
Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

          Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if Schroders deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

          FLOATING RATE AND VARIABLE RATE DEMAND NOTES (SCHRODER STRATEGIC BOND
FUND). Floating rate and variable rate demand notes and bonds may have a stated
maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

          LOAN PARTICIPATIONS AND OTHER FLOATING RATE LOANS (SCHRODER STRATEGIC
BOND FUND). A Fund may invest in "loan participations." By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

          A Fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of that Fund and would likely reduce the value of its assets, which would be reflected in a reduction in that Fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the Fund will invest, however, Schroders will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Schroders' analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and

                                      -24-

responsiveness to changes in business conditions and interest rates. Schroders will be unable to access non-public information to which other investors in syndicated loans may have access. Because loan participations in which a Fund may invest are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on Schroders', and the original lending institution's, credit analysis of the borrower. Investments in loan participations may be of any quality, including "distressed" loans, and will be subject to a Fund's credit quality policy.

          Loan participations may be structured in different forms, including novations, assignments and participating interests. In a novation, a Fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. A Fund assumes the position of a co-lender with other syndicate members. As an alternative, a Fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, a Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. A Fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. A Fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

          A Fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the Fund such payments and to enforce the Fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving principal, interest and other amounts with respect to the underlying loan. When a Fund is required to rely upon a lending institution to pay to that Fund principal, interest and other amounts received by it, Schroders will also evaluate the creditworthiness of the lending institution.

          The borrower of a loan in which the Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

          Corporate loans in which a Fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by a Fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a Fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

          Certain of the loan participations acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, a
Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that a Fund is committed to

                                      -25-

make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by a Fund may also involve loans made in foreign currencies. A Fund's investment in such participations would involve the risks of currency fluctuations described below with respect to investments in the foreign securities.

          Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in floating rate loans, Schroders may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund's portfolio. Possession of such information may in some instances occur despite
Schroders' efforts to avoid such possession, but in other instances Schroders may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Schroders' ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Schroders' ability to trade could have an adverse effect on a Fund by, for example, preventing a Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

          In some instances, other accounts managed by Schroders may hold other securities issued by borrowers whose floating rate loans may be held in a Fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in a Fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, Schroders may owe conflicting fiduciary duties to a Fund and other client accounts. Schroders will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Schroders' client accounts collectively held only a single category of the issuer's securities.

          ZERO-COUPON SECURITIES (SCHRODER STRATEGIC BOND FUND). Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund, if it invests in zero-coupon securities, may fluctuate over a greater range than shares of other
Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities. A Fund is required to distribute the income on zero-coupon securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.

          Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including
Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on
Treasuries ("CATS"). CATS and TIGRS are not considered U.S. government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in

                                      -26-

the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

          In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record keeping system. The Federal
Reserve program as established by the U.S. Treasury Department is known as
"STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

          When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

          WHEN-ISSUED SECURITIES (SCHRODER GLOBAL EQUITY YIELD FUND AND SCHRODER
STRATEGIC BOND FUND). A Fund may from time to time purchase securities on a
"when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While a Fund may sell its right to acquire when-issued securities prior to the settlement date, a Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

          LOANS OF FUND PORTFOLIO SECURITIES (ALL FUNDS). A Fund may lend its portfolio securities in order to earn additional income, provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a
Fund enters into a loan, Schroders will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned

                                      -27-

securities pass to the borrower, each of the Funds retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The
Funds will not lend portfolio securities to borrowers affiliated with the Funds.

          TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS). As described in the
Prospectuses, Schroders may at times judge that conditions in the securities markets make pursuing a Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in investment grade debt securities, cash, or money market instruments to any extent Schroders considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

          As fundamental investment restrictions, which may not be changed with respect to each Fund without approval by the holders of a majority of the outstanding voting securities of that Fund, a Fund may not:

1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

Note: The Investment Company Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 2, below).

2. borrow money, except to the extent permitted by applicable law from time to time;

Note: The Investment Company Act currently permits an open-end investment company to borrow money from a bank (including by entering into reverse repurchase agreements) so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

3. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

4. with respect to each of the Funds other than Schroder Strategic Bond Fund, as to 75% of its total assets, purchase any security (other than Government securities, as such term is defined in the 1940 Act, and securities of other investment companies), if as a result more than 5% of the Fund's total assets
(taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer;

                                      -28-

5. purchase any security (other than Government securities, as such term is defined in the 1940 Act) if as a result 25% or more of the Fund's total assets
(taken at current value) would be invested in a single industry;

6. make loans, except by purchase of debt obligations or other financial instruments, by entering into repurchase agreements, or through the lending of its portfolio securities;

7. purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectuses or this SAI from time to time; and

8. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although the Fund may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

----------

          It is contrary to the current policy of each of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

          As a matter of non-fundamental policy, each of the Funds may not purchase securities when outstanding borrowings of money exceed 5% of the Fund's total assets.

          In addition, each of the Funds may, as a matter of non-fundamental policy, engage in short sales of securities as described in this SAI from time to time, although each Fund does not normally invest substantially in short sales. Each Fund may, as a non-fundamental policy, pledge up to one-third of its assets in connection with permissible borrowings by the Fund. In addition, as a non-fundamental policy, the Funds will not invest in other companies for the purpose of exercising control of those companies.

          All percentage limitations on investments (except the limitation with respect to securities that are not readily marketable set forth in the preceding paragraph) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment; except that, if a Fund ceases to maintain the
300% asset coverage ratio described above in the Note following restriction 2, it will take steps to restore that asset coverage ratio within three days thereafter (excluding Sundays and holidays) or such longer period as may be prescribed by applicable regulations.

          Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectuses, the other investment policies described in this SAI or in the Prospectuses are not fundamental and may be changed by approval of the Trustees.

          The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1)
more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                                      -29-

DISCLOSURE OF PORTFOLIO HOLDINGS

          Through Form N-CSR and Form N-Q filings made with the SEC, each of the
Funds makes its full portfolio holdings publicly available to shareholders on a quarterly basis. Each Fund normally makes such filings on or shortly after the sixtieth day following the end of a fiscal quarter. Each Fund delivers its complete portfolio schedules for the second and fourth fiscal quarters, required to be filed on Form N-CSR, to shareholders in the Funds' semi-annual and annual reports. The Funds do not deliver their complete portfolio schedules for the first and third fiscal quarters, required to be filed on Form N-Q, to shareholders, but these schedules are available on the SEC website at
www.sec.gov.

          POLICIES AND PROCEDURES. The Schroder Funds have adopted policies and procedures with respect to disclosure of the Funds' portfolio holdings. These procedures apply both to arrangements, expected to be in place over a period of time, to make available information about the securities in a Fund's portfolio and with respect to disclosure on a one-time, irregular basis. These procedures provide that neither Schroders, SIMNA Ltd., nor the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities. Portfolio holdings may be disclosed to certain third parties in advance of quarterly filings by the Funds with the SEC. In each instance of such advance disclosure, a determination will have been made by Schroders or SIMNA Ltd., as applicable, that such disclosure is supported by a legitimate business purpose of the relevant Fund and that the recipients, except as described below, are subject to an independent duty not to disclose (whether contractually or as a matter of law) or trade on the nonpublic information. The Funds currently disclose nonpublic portfolio holdings information only to recipients who have agreed with Schroders or SIMNA Ltd., as applicable, to keep such information confidential. In the future, where
Schroders or SIMNA Ltd., as applicable, does not believe that the risk of disclosure is material, a Fund may disclose information to recipients who do not have an independent duty not to disclose the nonpublic information and are not party to a confidentiality agreement. Any inappropriate use of such information by the recipient could be harmful to the Fund and its shareholders. The Funds have no ongoing arrangements to make available nonpublic portfolio holdings information, except as described in the procedures below. Nonpublic portfolio holdings information is disclosed by a Fund's portfolio management team, except in cases where the information is disclosed by other personnel or agents of the
Funds, as described below. The following list describes the circumstances in which the Fund discloses its portfolio holdings to selected third parties:

Portfolio Managers. Portfolio managers shall have full daily access to portfolio holdings for the Funds for which they have direct management responsibility.
Portfolio managers may also release and discuss specific portfolio holdings with various broker-dealers, on an as-needed basis, for purposes of analyzing the impact of existing and future market changes on the prices, availability or demand, and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

Schroders. In its capacity as adviser to the Funds, certain Schroders personnel and personnel of its affiliates (including SIMNA Ltd.) that deal directly with the processing, settlement, review, control, auditing, reporting, or valuation of portfolio trades will have full daily access to Fund portfolio holdings.
Affiliates of Schroders (including SIMNA Ltd.) with access to portfolio holdings information are provided with training on the Trust's policies and procedures regarding disclosure of portfolio holdings information and the Trust's Chief
Compliance Officer reports to the Trustees regarding compliance by such affiliates.

                                      -30-

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, which include fund accounting agents, pricing services, and the custodian have daily access to all Fund portfolio holdings. Portfolio holdings information is provided on an ongoing basis to the Fund's administrator SEI Investments
Global Funds Services ("SEI") and the Fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. Schroders utilizes the services of
Institutional Shareholder Services ("ISS") to assist with proxy voting. ISS receives full Fund portfolio holdings on a monthly basis for the Funds for which it provides services.

Ranking/Rating Agencies. Morningstar, Lipper, Thomson and Bloomberg receive the
Funds' full portfolio holdings no earlier than 60 calendar days following the end of each calendar quarter.

          Certain approved recipients of portfolio holdings information are listed in the policies and procedures with respect to the disclosure of each of the Fund's portfolio holdings approved by the Board of Trustees of the Trust.
Any addition to the list of approved recipients of portfolio holdings information included in such procedures (whether on an ongoing or a one-time basis) requires approval by the President and Chief Compliance Officer of the
Fund based on a review of: (i) the type of Fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information;
(iv) the frequency of the information to be provided; (v) the length of the period, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the
Fund; (vii) the ability of Schroders to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of the Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

The Board of Trustees reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, but not less than annually, and may make any changes it deems appropriate.

MANAGEMENT OF THE TRUST

          The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine,
Schroders furnishes a continuing investment program for each of the Funds and makes investment decisions on their behalf, except that SIMNA Ltd., an affiliate of Schroders, serves as sub-adviser responsible for the portfolio management of
Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder
Emerging Market Equity Fund, and Schroder Strategic Bond Fund. See below,
"Management Contract - Subadvisory Agreement." Subject to the control of the
Trustees, Schroders also manages the Funds' other affairs and business.

          The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are set forth in the following tables.
Unless otherwise indicated, each Trustee and executive officer shall hold the indicated positions until his or her resignation or removal.

DISINTERESTED TRUSTEES

          The following table sets forth certain information concerning Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust (each, a "Disinterested Trustee").

                                      -31-

                                                                            NUMBER OF
                                           TERM OF         PRINCIPAL      PORTFOLIOS IN
                            POSITION(S)   OFFICE AND     OCCUPATION(S)    FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF      DURING PAST 5     OVERSEEN BY       OUTSIDE OF THE
DISINTERESTED TRUSTEE          TRUST     TIME SERVED        YEARS            TRUSTEE     SCHRODERS FUND COMPLEX
--------------------------  -----------  -----------  ------------------  -------------  ----------------------

David N. Dinkins, 77        Trustee      Indefinite   Trustee of the      12             None
875 Third Avenue, 22nd Fl.               Since 1994   Trust and
New York, NY 10022                                    Schroder Capital
                                                      Funds (Delaware);
                                                      Professor,
                                                      Columbia School
                                                      of International
                                                      and Public
                                                      Affairs.

Peter E. Guernsey, 84       Trustee      Indefinite   Trustee of the      12             None
875 Third Avenue, 22nd Fl.               Since 1997   Trust and
New York, NY 10022                                    Schroder Capital
                                                      Funds (Delaware).
                                                      Retired.
                                                      Formerly, Senior
                                                      Vice President,
                                                      Marsh & McLennan,
                                                      Inc. (insurance
                                                      services).

John I. Howell, 89          Trustee      Indefinite   Trustee of the      13             American Life
875 Third Avenue, 22nd Fl.               Since 1996   Trust, Schroder                    Assurance Co. of New
New York, NY 10022                                    Capital Funds                      York; United States
                                                      (Delaware) and                     Life Assurance Co. of
                                                      Schroder Global                    the City of New York;
                                                      Series Trust;                      First SunAmerica Life
                                                      Private                            Insurance Co.
                                                      Consultant,
                                                      Indian Rock
                                                      Corporation
                                                      (individual
                                                      accounting).

Peter S. Knight, 55         Trustee      Indefinite   Trustee of the      13             Medicis; PAR
875 Third Avenue, 22nd Fl.               Since 1993   Trust, Schroder                    Pharmaceuticals;
New York, NY 10022                                    Capital Funds                      Entremed
                                                      (Delaware) and
                                                      Schroder Global
                                                      Series Trust;
                                                      Director, Schroder
                                                      Japanese
                                                      Long/Short Fund;
                                                      Director, Schroder
                                                      Credit Renaissance
                                                      Fund, LP;
                                                      Director, Schroder
                                                      Alternative
                                                      Strategies Fund;
                                                      Director, Schroder
                                                      Emerging Markets
                                                      Debt Opportunity
                                                      Fund; President,
                                                      Generation
                                                      Investment
                                                      Management U.S.
                                                      Formerly: Managing
                                                      Director, MetWest
                                                      Financial
                                                      (financial
                                                      services);
                                                      President, Sage
                                                      Venture Partners
                                                      (investing);
                                                      Partner, Wunder,
                                                      Knight, Forcsey &
                                                      DeVierno (law
                                                      firm).

William L. Means, 69        Trustee      Indefinite   Trustee of the      12             None
875 Third Avenue, 22nd Fl.               Since 1998   Trust and
New York, NY 10022                                    Schroder Capital
                                                      Funds (Delaware).
                                                      Retired.

Clarence F. Michalis, 84    Trustee      Indefinite   Trustee of the      13             None
875 Third Avenue, 22nd Fl.               Since 1997   Trust, Schroder
                                                      Capital

                                      -32-

New York, NY 10022                                    Funds (Delaware)
                                                      and Schroder
                                                      Global Series
                                                      Trust. Retired.
                                                      Formerly, Chairman
                                                      of the Board of
                                                      Directors, Josiah
                                                      Macy, Jr.,
                                                      Foundation.

Hermann C. Schwab, 86       Trustee      Indefinite   Trustee of the      12             None
875 Third Avenue, 22nd Fl.               Since 1997   Trust and
New York, NY 10022                                    Schroder Capital
                                                      Funds (Delaware).
                                                      Retired. Formerly,
                                                      consultant to
                                                      Schroder Capital
                                                      Management
                                                      International,
                                                      Inc.

James D. Vaughn, 61         Trustee      Indefinite   Trustee and         13             None
875 Third Avenue, 22nd Fl.               Since 2003   Chairman of the
New York, NY  10022                                   Audit Committee
                                                      of the Trust,
                                                      Schroder Capital
                                                      Funds (Delaware)
                                                      and Schroder
                                                      Global Series
                                                      Trust. Retired.
                                                      Formerly,
                                                      Managing Partner,
                                                      Deloitte & Touche
                                                      USA, LLP-Denver.

INTERESTED TRUSTEES

          The following table sets forth certain information concerning Trustees who are "interested persons" (as defined in the Investment Company Act) of the
Trust (each, an "Interested Trustee").

                                                                            NUMBER OF
                                           TERM OF         PRINCIPAL      PORTFOLIOS IN
                            POSITION(S)  OFFICE AND      OCCUPATION(S)    FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF      DURING PAST 5     OVERSEEN BY       OUTSIDE OF THE
INTERESTED TRUSTEE             TRUST     TIME SERVED         YEARS           TRUSTEE     SCHRODERS FUND COMPLEX
--------------------------  -----------  -----------  ------------------  -------------  ----------------------

Peter  L. Clark, 41*        Trustee      Indefinite   Trustee and         12             None
875 Third Avenue, 22nd Fl.  and          Since 2003   Chairman of the
New York, NY 10022          Chairman                  Trust and
                                                      Schroder Capital
                                                      Funds (Delaware);
                                                      Director and Chief
                                                      Executive Officer,
                                                      Schroders.
                                                      Formerly, Managing
                                                      Director and Head
                                                      of Emerging
                                                      Markets, JP
                                                      Morgan/JP Morgan
                                                      Investment
                                                      Management; Vice
                                                      President and Head
                                                      of Proprietary
                                                      Trading, JP
                                                      Morgan.

*    Mr. Clark is an Interested Trustee due to his status as an officer and employee of Schroders.

                                      -33-

OFFICERS

          The following table sets forth certain information concerning the
Trust's officers. The officers of the Trust are employees of organizations that provide services to the Funds.

NAME, AGE AND ADDRESS         POSITION(S) HELD         TERM OF OFFICE             PRINCIPAL OCCUPATION(S)
OF OFFICER                       WITH TRUST       AND LENGTH OF TIME SERVED         DURING PAST 5 YEARS
--------------------------  --------------------  -------------------------  ----------------------------------

Peter L. Clark, 41          Trustee and Chairman  Indefinite                 Trustee and Chairman, Schroder
875 Third Avenue, 22nd Fl.                        Since 2003                 Capital Funds (Delaware); Director
New York, NY 10022                                                           and Chief Executive Officer,
                                                                             Schroders. Formerly, Managing
                                                                             Director and Head of Emerging
                                                                             Markets, JP Morgan/JP Morgan
                                                                             Investment Management; Vice
                                                                             President and Head of Proprietary
                                                                             Trading, JP Morgan.

Mark A. Hemenetz, 49        President and         Indefinite                 Chief Operating Officer, Director
875 Third Avenue, 22nd Fl.  Principal Executive   Since May 2004             and Executive Vice President,
New York, NY 10022          Officer                                          Schroders; Chairman and Director,
                                                                             Schroder Fund Advisors Inc.;
                                                                             President and Principal Executive
                                                                             Officer, Schroder Capital Funds
                                                                             (Delaware) and Schroder Global
                                                                             Series Trust. Formerly, Executive
                                                                             Vice President and Director of
                                                                             Investment Management, Bank of New
                                                                             York.

Alan M. Mandel, 48          Treasurer and Chief   Indefinite                 First Vice President, Schroder;
875 Third Avenue, 22nd Fl.  Financial Officer     Since 1998                 Chief Operating Officer, Treasurer
New York, NY 10022                                                           and Director, Schroder Fund
                                                                             Advisors Inc.; Treasurer and Chief
                                                                             Financial Officer, Schroder Global
                                                                             Series Trust and Schroder Capital
                                                                             Funds (Delaware).

Carin F. Muhlbaum, 44       Vice President and    Indefinite                 Senior Vice President,General
875 Third Avenue, 22nd Fl.  Secretary             Vice President since       Counsel, and Chief Administrative
New York, NY 10022                                1998; Secretary since      Officer, Schroders; Director,
                                                  2001;                      Senior Vice President, Secretary
                                                                             and General Counsel, Schroder Fund
                                                                             Advisors Inc.; Vice President and
                                                                             Secretary/Clerk, Schroder Global
                                                                             Series Trust and Schroder Capital
                                                                             Funds (Delaware).

Stephen M. DeTore, 54       Chief Compliance      Indefinite                 Chief Compliance Officer, Schroder
875 Third Avenue, 22nd Fl.  Officer               Since June 2005            Capital Funds (Delaware) and
New York, NY 10022                                                           Schroder Global Series Trust;
                                                                             Senior Vice President and Chief
                                                                             Compliance Officer, Schroders.
                                                                             Formerly, Deputy General Counsel,
                                                                             Gabelli Asset Management, Inc.;
                                                                             Associate General Counsel, Gabelli
                                                                             Asset Management, Inc.; Assistant
                                                                             Director, Office of Examination
                                                                             Support, U.S. Securities and
                                                                             Exchange Commission.

Angel Lanier, 43            Assistant Secretary   Indefinite                 Assistant Vice President,
875 Third Avenue, 22nd Fl.                        Since 2005                 Schroders; Assistant Vice
New York, NY 10022                                                           President, Schroder Fund Advisors
                                                                             Inc.;  Assistant Secretary of
                                                                             Schroder Capital Funds (Delaware)
                                                                             and Schroder Global Series Trust.
                                                                             Formerly, Associate, Schroders.

                                      -34-

CERTAIN AFFILIATIONS

          The following table lists the positions held by the Trust's officers and any Interested Trustees with affiliated persons or principal underwriters of the Trust:

--------------------------------------------------------------------------------
NAME                             POSITIONS HELD WITH AFFILIATED PERSONS OR
                                 PRINCIPAL UNDERWRITERS OF THE TRUST
--------------------------------------------------------------------------------
Peter L. Clark                   Trustee and Chairman of the Trust and Schroder
                                 Capital Funds (Delaware); Director and Chief
                                 Executive Officer, Schroders. Formerly,
                                 Managing Director and Head of Emerging Markets,
                                 JP Morgan/JP Morgan Investment Management; Vice
                                 President and Head of Proprietary Trading, JP
                                 Morgan.
--------------------------------------------------------------------------------
Mark A. Hemenetz                 President of the Trust, Schroder Global Series
                                 Trust and Schroder Capital Funds (Delaware);
                                 Chief Operating Officer, Director and Executive
                                 Vice President, Schroders; Chairman and
                                 Director, Schroder Fund Advisors Inc.
--------------------------------------------------------------------------------
Alan M. Mandel                   First Vice President, Schroders; Chief
                                 Operating Officer, Treasurer and Director,
                                 Schroder Fund Advisors Inc.; Treasurer and
                                 Chief Financial Officer, Schroder Global Series
                                 Trust, Schroder Capital Funds (Delaware) and
                                 the Trust.
--------------------------------------------------------------------------------
Carin F. Muhlbaum                Senior Vice President, General Counsel, and
                                 Chief Administrative Officer, Schroders;
                                 Director, Senior Vice President, Secretary and
                                 General Counsel, Schroder Fund Advisors Inc.;
                                 Vice President and Secretary/Clerk, Schroder
                                 Global Series Trust, Schroder Capital Funds
                                 (Delaware) and the Trust.
--------------------------------------------------------------------------------
Stephen M. DeTore                Chief Compliance Officer, Schroder Global
                                 Series Trust, Schroder Capital Funds (Delaware)
                                 and the Trust; Senior Vice President and Chief
                                 Compliance Officer, Schroders.
--------------------------------------------------------------------------------
Angel Lanier                     Assistant Vice President, Schroders; Assistant
                                 Vice President, Schroder Fund Advisors Inc.;
                                 Assistant Secretary/Clerk, Schroder Global
                                 Series Trust, Schroder Capital Funds (Delaware)
                                 and the Trust.
--------------------------------------------------------------------------------

COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. The Board of Trustees has an Audit Committee composed of all of the Disinterested Trustees (Messrs. Dinkins, Guernsey, Howell, Knight, Means,
Michalis, Schwab and Vaughn). The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the
Funds and, among other things, considers the selection of independent registered public accountants for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by the accounting firm on behalf of the Funds, and considers other services provided by the accounting firm to the Funds and Schroders and its affiliates and the possible effect of those services on the independence of the accounting firm. The Audit Committee met four times during the fiscal year ended October 31, 2005.

Nominating Committee. All of the Disinterested Trustees (Messrs. Dinkins,
Guernsey, Howell, Knight, Means, Michalis, Schwab and Vaughn) serve on a
Nominating Committee of the Board of Trustees responsible for reviewing and recommending qualified candidates to the Board in the event that a position

                                      -35-

is vacated or created. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the nomination and the nominee meets the Committee's criteria.
Nominee recommendations may be submitted to the Assistant Secretary/Clerk of the
Trust at the Trust's principal business address. The Nominating Committee did not meet during the fiscal year ended October 31, 2005.

SECURITIES OWNERSHIP

          For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2005: [TO
BE UPDATED]

--------------------------------------------------------------------------------------------------------------
                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN BY
                                                     DOLLAR RANGE OF EQUITY    TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                    FUND                SECURITIES IN FUND                COMPANIES*
--------------------------------------------------------------------------------------------------------------

                                                     Ranges:                  Ranges:
                                                        None                     None
                                                        $1-$10,000               $1-$10,000
                                                        $10,001-$50,000          $10,001-$50,000
                                                        $50,001-$100,000         $50,001-$100,000
                                                        Over $100,000            Over $100,000
--------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
David N. Dinkins                                                              None
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging           None
                         Market Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
Peter E. Guernsey                                                             None
--------------------------------------------------------------------------------------------------------------
                         Schroder  Global  Equity    None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging           None
                         Market Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
John I. Howell                                                                $10,001 - $50,000
--------------------------------------------------------------------------------------------------------------

                                      -36-

--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging Market    None
                         Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid  Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
Peter S. Knight                                                               None
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging Market    None
                         Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
William L. Means                                                              $1 - $10,000
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging           None
                         Market Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
Clarence F. Michalis                                                          Over $100,000
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging Market    None
                         Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
Hermann C. Schwab                                                             None
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------

                                      -37-

--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging Market    None
                         Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
James D. Vaughn                                                               Over $100,000
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging Market    None
                         Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and     None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------------
Peter L. Clark                                                                None
--------------------------------------------------------------------------------------------------------------
                         Schroder Global Equity      None
                         Yield Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Global             None
                         Opportunities Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Emerging           None
                         Market Equity Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder Strategic Bond     None
                         Fund
--------------------------------------------------------------------------------------------------------------
                         Schroder U.S. Small and      None
                         Mid Cap Opportunities
                         Fund
--------------------------------------------------------------------------------------------------------------

*    For these purposes, the Trust, Schroder Capital Funds (Delaware) ("SCF
     (Del)"), and Schroder Global Series Trust ("SGST") are considered part of the same "Family of Investment Companies."

          For Disinterested Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2005: [TO BE UPDATED]

---------------------------------------------------------------------------------
                          NAME OF
                         OWNERS AND
                       RELATIONSHIPS             TITLE OF    VALUE OF     PERCENT
NAME OF TRUSTEE          TO TRUSTEE    COMPANY     CLASS    SECURITIES   OF CLASS
---------------------------------------------------------------------------------

David N. Dinkins       N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------
Peter E. Guernsey      N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------
John I. Howell         N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------
Peter S. Knight        N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------

                                      -38-

---------------------------------------------------------------------------------
William L. Means       N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------
Clarence F. Michalis   N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------
Hermann C. Schwab      N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------
James D. Vaughn        N/A             N/A       N/A        N/A          N/A
---------------------------------------------------------------------------------

TRUSTEES' COMPENSATION

          Trustees who are not employees of Schroders or its affiliates receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among such investment companies based on their relative net assets. Payments of meeting fees are allocated only among those investment companies to which the meeting relates.

          The following table sets forth information regarding compensation received by the Trustees from the Trust and from the "Fund Complex" for the fiscal year ended October 31, 2005. (Interested Trustees who are employees of
Schroders or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of Schroders and its affiliates):

                                                TOTAL COMPENSATION
                                   AGGREGATE      FROM TRUST AND
                                 COMPENSATION      FUND COMPLEX
NAME OF TRUSTEE                   FROM TRUST     PAID TO TRUSTEES*
------------------------------   ------------   ------------------
David N. Dinkins                     $7,465             $20,080
Peter E. Guernsey                    $7,465             $20,080
John I. Howell                       $3,184             $20,080
Peter S. Knight                      $2,924             $17,750
William L. Means                     $7,435             $20,000
Clarence F. Michalis                 $3,184             $20,080
Hermann C. Schwab                    $7,465             $20,080
James D. Vaughn                      $3,155             $20,000

*    The Total Compensation shown in this column for each Trustee includes compensation for services as Trustee of the Trust, SCF(Del) and SGST. The
     Trust, SCF(Del) and SGST are considered part of the same "Fund Complex" for these purposes.

          The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust by-laws provide that the conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge, or other qualifications of the Trustee, or any determination that the
Trustee is an "audit committee financial expert." The Trust by-laws provide that the Trust will indemnify its Trustees against liabilities and expenses incurred in connection with litigation or formal or informal investigations in which they may become involved because of their services as Trustees, except to the extent prohibited by the Declaration of Trust. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                                      -39-

SCHRODERS AND ITS AFFILIATES

          Schroders (together with its predecessors) has served as the investment manager for each Fund since its inception. Schroders is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder
U.S. Holdings Inc. (or their predecessors) have been investment managers since
1927. Schroder U.S. Holdings Inc. is a wholly owned subsidiary of Schroder
International Holdings, which is a wholly owned subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates currently engage in the asset management business, and as of December 31, 2005, had under management assets of approximately $204 billion.
Schroders' address is 875 Third Avenue, 22nd Floor, New York, New York 10022.

          SIMNA Ltd., an affiliate of Schroders, has served as sub-adviser to
Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder
Emerging Market Equity Fund, and Schroder Strategic Bond Fund since their inception. Schroder Fund Advisors Inc., the Trust's principal underwriter, is a wholly owned subsidiary of Schroders.

PORTFOLIO MANAGERS

     The portfolio manager primarily responsible for making investment decisions for Schroder Global Equity Yield Fund is [______________]. The portfolio manager primarily responsible for making investment decisions for Schroder Global
Opportunities Fund is [__________]. The portfolio manager primarily responsible for making investment decisions for Schroder Emerging Market Equity Fund is
[__________]. The portfolio manager primarily responsible for making investment decisions for Schroder Strategic Bond Fund is [_____________]. The portfolio manager primarily responsible for making investment decisions for Schroder U.S.
Small and Mid Cap Opportunities Fund is [____________].

Other Accounts Managed. The following tables show information regarding other accounts managed by the portfolio managers of each Fund, as of [______], 2006:

----------------------------------------------------------------------------------------------------
                                                                                     TOTAL ASSETS IN
                                                               NUMBER OF ACCOUNTS     ACCOUNTS WHERE
                                                               WHERE ADVISORY FEE    ADVISORY FEE IS
                                            TOTAL ASSETS IN   IS BASED ON ACCOUNT   BASED ON ACCOUNT
                       NUMBER OF ACCOUNTS       ACCOUNTS          PERFORMANCE          PERFORMANCE
----------------------------------------------------------------------------------------------------

[______________]
----------------------------------------------------------------------------------------------------
Registered
Investment
Companies
----------------------------------------------------------------------------------------------------
Other Pooled
Investment
Vehicles
----------------------------------------------------------------------------------------------------
Other Accounts
----------------------------------------------------------------------------------------------------
[______]
----------------------------------------------------------------------------------------------------
Registered
Investment
Companies
----------------------------------------------------------------------------------------------------
Other Pooled
Investment Vehicles
----------------------------------------------------------------------------------------------------

                                      -40-

----------------------------------------------------------------------------------------------------
Other Accounts
----------------------------------------------------------------------------------------------------
[___________]
----------------------------------------------------------------------------------------------------
Registered
Investment
Companies
----------------------------------------------------------------------------------------------------
Other Pooled
Investment Vehicles
----------------------------------------------------------------------------------------------------
Other Accounts
----------------------------------------------------------------------------------------------------
[___________]
----------------------------------------------------------------------------------------------------
Registered
Investment
Companies
----------------------------------------------------------------------------------------------------
Other Pooled
Investment
Vehicles
----------------------------------------------------------------------------------------------------
Other Accounts
----------------------------------------------------------------------------------------------------
[______________]
----------------------------------------------------------------------------------------------------
Registered
Investment
Companies
----------------------------------------------------------------------------------------------------
Other Pooled
Investment
Vehicles
----------------------------------------------------------------------------------------------------
Other Accounts
----------------------------------------------------------------------------------------------------

Material Conflicts of Interest. Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

          Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund. Securities selected for funds or accounts other than such Fund may outperform the securities selected for the
Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders' policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. See "Brokerage
Allocation and Other Practices" for more information about this process.

          The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.
Also, potential conflicts of interest may arise since the structure of
Schroders' compensation may vary from account to account.

          Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

                                      -41-

Compensation. The Funds' portfolio managers are paid in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of
Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers' base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

         Each portfolio manager's bonus is based in part on performance.
Discretionary bonuses for portfolio managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on
"team" maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders' clients. For individual portfolio managers, Schroders assesses the performance of their funds relative to competitors and to the relevant benchmark over one and three year periods, the level of funds under management and the level of performance fees generated. For
the purpose of determining [           ] bonus, the relevant benchmark for
performance comparison is Russell 2500. For the purpose of determining
[          ] bonus, the relevant benchmark for performance comparison is MSCI
World Index. For the purpose of determining [          ] bonus, the relevant
benchmark for performance comparison is MSCI Emerging Markets Index (Net div).
For the purpose of determining [            ] bonus, the relevant benchmark for
performance comparison is Lehman Aggregate Index. Performance is evaluated for
each quarter, year and since inception of the Fund. [         ] compensation for
other accounts she manages is not based upon account performance.

          Schroders also reviews "softer" factors such as leadership, innovation, contribution to other parts of the business and adherence to corporate values of excellence, integrity, teamwork, passion and innovation. An employee's bonus is paid in a combination of cash and Schroders plc stock, as determined by Schroders. This stock vests over a period of three years and ensures that the interests of the employee are aligned with those of shareholders of Schroders.

         Ownership of Securities. As of [___], 2006, [        ], [            ]
[          ], [         ], and [______] did not own any shares of the Funds. As
the Funds are oriented towards U.S. investors, it may not be tax efficient for portfolio managers of the Funds located in the United Kingdom to invest in the
Funds.

PERFORMANCE INFORMATION OF CERTAIN OTHER ACCOUNTS MANAGED BY SCHRODERS

          The following table sets forth historical performance information for the institutional investment accounts managed by Schroders that have investment objectives, policies, strategies, and investment restrictions that are substantially similar to those of the Schroder Strategic Bond Fund (the
"Schroder Strategic Bond Composite") and Schroder U.S. Small and Mid Cap
Opportunities Fund (the "Schroder U.S. Small and Mid Cap Opportunities
Composite," and, collectively, the "Schroders Composites"), respectively. The
Schroder U.S. Small and Mid Cap Opportunities Composite includes both a private investment account and a pooled investment vehicle managed by Schroders that is not registered under the Investment Company Act and is offered principally outside the United States ("unregistered fund"). The Schroder Strategic Bond
Composite includes an unregistered fund.

                                      -42-

          The composite data is provided to illustrate the past performance of
Schroders in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Funds. The information shown below does not represent any of the Fund's performance, and should not be considered a prediction of the future performance of Schroder
Strategic Bond Fund or Schroder U.S. Small and Mid Cap Opportunities Fund. The
Funds are recently organized and do not yet have historical investment performance information. THE PERFORMANCE INFORMATION SHOWN FOR THE SCHRODERS
COMPOSITES IS FOR A SHORT PERIOD OF TIME AND SHOULD NOT BE VIEWED AS INDICATIVE
OF LONG-TERM PERFORMANCE OF SCHRODERS WITH RESPECT TO THE INCLUDED ACCOUNTS.

          The Schroders Composites performance data shown below was calculated in accordance with recommended standards of the CFA Institute(1), retroactively applied to all time periods. The Schroders Composites include all actual, fee-paying, discretionary, institutional private accounts, including unregistered funds, managed by Schroders that have investment objectives, policies, strategies, and risks substantially similar to those of the Funds and that have a minimum account size of $2 million (accounts with assets of below $2 million are managed following a strategy Schroders considers to be substantially different from the Funds due to their small size).

          The Schroders Composites assume the reinvestment of all earnings. No leverage has been used in the accounts included in the Schroders Composites.

          A complete list and description of Schroders' composites and presentations are available upon request by contacting (800) 464-3108, or writing Schroders, at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          [Securities transactions are accounted for on the trade date and accrual accounting is utilized.] Cash and equivalents are included in performance returns. The monthly returns of the Schroders Composite combine the individual accounts' returns by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly returns are calculated by geometrically linking the monthly returns. Investors should be aware that the
SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

          All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. The results presented below have been calculated without deduction of investment advisory fees or other expenses of the accounts in the
Schroders Composites. Rather, the performance of such accounts has been restated
by applying the Net Expenses of the Fund shown in the Prospectuses (1.50% and
1.75% per annum for Investor Shares of Schroder Strategic Bond Fund and Schroder
U.S. Small and Mid Cap Opportunities Fund, respectively; 1.75% and 2.00% per annum for Advisor Shares of Schroder Strategic Bond Fund and Schroder U.S. Small
and Mid Cap Opportunities Fund, respectively) to all periods. The Net Expenses for the Funds exceed the

----------
(1)  CFA Institute (formerly the Association for Investment Management and
     Research (AIMR)) is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and
     (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                                      -43-

expenses for each of the accounts in their respective Schroders Composite
(investment advisory fees for the private accounts; total expense ratio for the unregistered funds) for all periods shown except that some, though not all, share classes offered by the unregistered funds to certain investors paid higher advisory fees and had higher expense ratios.

          The institutional private accounts and unregistered funds are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Funds by the Investment Company Act or
Subchapter M of the Internal Revenue Code. As a result, the investment portfolios of the Funds, if they had been in operation during the periods shown, would likely have differed to some extent from those of the institutional private accounts and the unregistered funds.

          The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

                                      -44-

SCHRODER STRATEGIC BOND FUND - PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

          The table below shows the average annual total returns for the
Schroder Strategic Bond Composite (in one column, restated to reflect deduction of Net Expenses for Investor Shares of the Fund; in the other, to reflect deduction of Net Expenses for Advisor Shares of the Fund) and a broad-based securities market index as of [October 31, 2004].

--------------------------------------------------------------------------------------------
                    Schroder Strategic
                      Bond Composite           Schroder Strategic Bond
                      (reflecting Net         Composite (reflecting Net     Lehman Brothers
                   Expenses for Investor        Expenses for Advisor        Aggregate Bond
      Year        Shares of the Fund) (1)      Shares of the Fund) (1)         Index (2)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

(1)  The Schroder Strategic Bond Composite Composite inception date is [October
     31, 2004].

(2)  The Lehman Brothers Aggregate Bond Index is an index based on U.S. dollar denominated Bonds having maturities greater than 12 months and rated investment grade by both Moody's Investment Services and Standard & Poor's.
     Individual issues must exceed $250 million to be eligible for inclusion in the index.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND - PRIOR PERFORMANCE OF
SIMILAR ACCOUNTS

          The table below shows the average annual total returns for the
Schroder U.S. Small and Mid Cap Opportunities Composite (in one column, restated
to reflect deduction of Net Expenses for Investor Shares of the Fund; in the
other, to reflect deduction of Net Expenses for Advisor Shares of the Fund) and
a broad-based securities market index as of December 31, 2004.

--------------------------------------------------------------------------------------------
                                                  Schroder U.S. Small and
                     Schroder U.S. Small and       Mid Cap Opportunities
                      Mid Cap Opportunities        Composite (reflecting
                    Composite (reflecting Net        Net Expenses for
                      Expenses for Investor          Advisor Shares of
      Year           Shares of the Fund) (1)           the Fund) (1)        Russell 2500 (2)
--------------------------------------------------------------------------------------------

Year ended
December
31, 2005
--------------------------------------------------------------------------------------------

                                      -45-

(1)  The Schroder U.S. Small and Mid Cap Opportunities Composite inception date is [December 31, 2004].

(2)  Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $992.9 million; the median market capitalization was approximately $640.0 million.
     The largest company in the index had an approximate market capitalization of $4.0 billion. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

MANAGEMENT CONTRACT

Management Contract. Under a Management Contract between the Trust, on behalf of the Funds, and Schroders, Schroders, at its expense, provides each Fund with (i)
investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Funds, and (ii) management and administrative services necessary for the operation of each of the Funds, including preparation of shareholder reports and communications, regulatory compliance, such as reports to and filings with the
SEC and state securities commissions, and general supervision of the operation of each of the Funds, including coordination of the services performed by each
Fund's sub-administrator, transfer agent, custodian, independent auditors, legal counsel and others.

          Under the Management Contract, Schroders is required to continuously furnish each of the Funds an investment program consistent with the investment objective and policies of each Fund, and to determine, for each Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and by-laws, and of the
Investment Company Act, and to each Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the
Trustees may from time to time establish.

          As compensation for services provided to each Fund pursuant to the
Management Contract, Schroders is entitled to receive from the Trust a fee, computed and paid quarterly, at the following annual rates (based on each Fund's average daily net assets): Schroder Global Equity Yield Fund - 0.85%; Schroder
Global Opportunities Fund - 1.00%; Schroder Emerging Market Equity Fund - 1.00%;
Schroder Strategic Bond Fund - 0.75%; and Schroder U.S. Small and Mid Cap
Opportunities Fund - 1.00%. In order to limit the expenses of each Fund's
Investor Shares and Advisor Shares, Schroders has separately agreed to reduce its compensation and, if necessary, to pay certain other of each Fund's expenses until February 28, 2007 to the extent that the Total Annual Operating Expenses of a Fund allocable to its Investor Shares exceed the following annual rates
(based on the average daily net assets attributable to the Fund's Investor
Shares): Schroder Global Equity Yield Fund - 1.60%; Schroder Global
Opportunities Fund - 1.75%; Schroder Emerging Market Equity Fund - 1.75%;
Schroder Strategic Bond Fund -1.50%; and Schroder U.S. Small and Mid Cap
Opportunities Fund - 1.75%, and to the extent that the Total Annual Operating
Expenses of the Fund allocable to its Advisor Shares exceed the following annual rates (based on the average daily net assets allocable to a Fund's Advisor
Shares): Schroder Global Equity Yield Fund - 1.85%; Schroder Global
Opportunities Fund - 2.00%; Schroder Emerging Market Equity Fund - 2.00%;
Schroder Strategic Bond Fund -1.75%; and Schroder U.S. Small and Mid Cap
Opportunities Fund - 2.00%. Schroders makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the
Trust, subject to their individual consent to serve and to any limitations

                                      -46-

imposed by law. Schroders pays the compensation and expenses of officers and executive employees of the Trust. Schroders also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroders pays the Trust's office rent.

          Under the Management Contract, the Trust is responsible for all its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses;
accounting expenses; payments under any distribution plan; shareholder servicing payments; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroders; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of each Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

          The Management Contract provides that Schroders shall not be subject to any liability to the Trust or to any shareholder for any act or omission in connection with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

          The Management Contract may be terminated as to each Fund without penalty by vote of the Trustees, by the shareholders of such Fund, or by
Schroders, on 60 days' written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the
Management Contract may be amended only by a vote of the shareholders of the affected Fund(s) and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees who are not
"interested persons" of Schroders. The Management Contract provides that it will continue in effect from year to year (after an initial two-year period) only so long as such continuance is approved at least annually by vote of either the
Trustees or the shareholders of that Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroders. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a
"majority of the outstanding voting securities" as defined in the Investment
Company Act.

          Subadvisory Agreement. On December 6, 2005, the Trustees of the Trust
approved an arrangement whereby Schroders would retain SIMNA Ltd. to serve as sub-adviser to Schroder Global Equity Yield Fund, Schroder Global Opportunities
Fund, Schroder Emerging Market Equity Fund, and Schroder Strategic Bond Fund. In
connection therewith, the Trustees approved an Investment Subadvisory Agreement between Schroders, SIMNA Ltd. and the Trust, on behalf of Schroder Global Equity
Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity
Fund, and Schroder Strategic Bond Fund (the "Subadvisory Agreement"). This
agreement went into effect on [_], 2006.

          Under the Subadvisory Agreement, subject to the oversight of the
Trustees and the direction and control of Schroders, SIMNA Ltd. is required to provide on behalf of Schroder Global Equity Yield Fund, Schroder Global
Opportunities Fund, Schroder Emerging Market Equity Fund, and Schroder Strategic
Bond Fund the portfolio management services required of Schroders under the
Funds' Management Contract. Accordingly, SIMNA Ltd. will be required to regularly provide Schroder Global Equity Yield Fund, Schroder Global
Opportunities Fund, Schroder Emerging Market Equity Fund, and

                                      -47-

Schroder Strategic Bond Fund with investment research, advice, and supervision and furnish continuously investment programs consistent with the investment objectives and policies of each of the Funds, and determine, for each Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the
Investment Company Act, and to each Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the
Trustees may from time to time establish.

          For the services to be rendered by SIMNA Ltd., Schroders (and not the
Trust or the Funds) will pay to SIMNA Ltd. a monthly fee in an amount equal to fifty percent (50%) of all fees actually paid by each Fund subject to the
Subadvisory Agreement to Schroders for such month under the Management Contract, provided that SIMNA Ltd.'s fee for any period will be reduced such that SIMNA
Ltd. will bear fifty percent (50%) of any voluntary fee waiver observed or expense reimbursement borne by Schroders with respect to a Fund for such period.

          The Subadvisory Agreement provides that SIMNA Ltd. shall not be subject to any liability to the Trust or Schroders for any mistake of judgment or in any event whatsoever in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

          The Subadvisory Agreement relating to Schroder Global Equity Yield
Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
and Schroder Strategic Bond Fund may be terminated with respect to a Fund without penalty (i) by vote of the Trustees or by vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of each
Fund on 60 days' written notice to SIMNA Ltd., (ii) by Schroders on 60 days'
written notice to SIMNA Ltd. or (iii) by SIMNA Ltd. on 60 days' written notice to Schroders and the Trust. The Subadvisory Agreement will also terminate without payment of any penalty in the event of its assignment. The Subadvisory
Agreement may be amended only by written agreement of all parties thereto and otherwise in accordance with the Investment Company Act.

TRUSTEES' APPROVAL OF MANAGEMENT CONTRACT

          In determining to approve the Management Contract with Schroders, the
Trustees met with relevant management personnel and discussed with management
Schroders' role in the management of each of the Funds. The Trustees took into account the time and attention devoted by senior management and other personnel of Schroders in connection with the management of each Fund, including oversight of the investment programs of each Fund and Schroders' implementation of that program. The Trustees also considered the business reputation of Schroders and its financial resources.

          The Trustees considered Schroders' qualifications as a manager of investment portfolios and the proposed services to be provided to each Fund. In particular, the Trustees considered the education, qualifications, and experience of, investment personnel at Schroders who would be involved in providing portfolio management services to each Fund. The Trustees considered other resources available at Schroders to support each Fund's portfolio management team. In this connection, the Trustees also considered the research capabilities of Schroders. The Trustees also received information concerning the investment processes to be applied by Schroders in managing each Fund, as disclosed in the Prospectuses.

          The Trustees considered the quality of the services to be provided by
Schroders to each Fund. The Trustees gave substantial consideration to the fees payable under the Management Contract. The Trustees reviewed information concerning fees paid to investment advisers of similarly-managed funds and funds with net asset levels comparable to the projected size of each of the Funds, and concluded, based on the information provided, that under the Management
Contract, each Fund would pay management fees at rates similar to those paid by other accounts managed by the same investment personnel who would manage that
Fund. The Trustees considered whether the fees to be paid to Schroders under the
Management Contract with respect to each of the Funds are fair and reasonable, given the scope and quality of the services to be rendered by Schroders to the
Funds.

          The Trustees evaluated the capability of Schroders with respect to regulatory compliance and compliance with the investment policies of each of the
Funds. The Trustees considered the procedures of Schroders designed to fulfill their fiduciary duties to the Funds with respect to possible conflicts of interest, including Codes of Ethics (regulating the personal trading of its officers and employees), and the records of Schroders' officers and employees in these matters.

                                      -48-

ADMINISTRATIVE SERVICES

          The Trust, on behalf of the Funds, has entered into an administration and accounting agreement with SEI Investments Global Fund Services ("SEI").
Under that agreement, the Trust, together with Schroder Capital Funds
(Delaware), another trust comprised of funds managed by Schroders, pays fees to
SEI based on the combined average daily net assets of all the funds of Schroder
Capital Funds (Delaware) and the Trust, according to the following annual rates:
0.115% of the first $600 million of such assets; 0.11% on the next $400 million of such assets; 0.09% on the next $1 billion of such assets; and 0.07% on the average daily net assets in excess of $2 billion. Each Fund pays its pro rata portion of such expenses. The administration and accounting agreement is terminable by either party at the end of a three year initial term or thereafter, at any time, by either party upon six (6) months written notice to the other party. The administration and accounting agreement is terminable by either party in the case of a material breach.

DISTRIBUTOR

          Pursuant to a Distribution Agreement with the Trust, Schroder Fund
Advisors Inc. (the "Distributor"), 875 Third Avenue, 22nd Floor, New York, New
York 10022, serves as the distributor for the Trust's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of any Fund. Please see "Schroders and its
Affiliates" for ownership information regarding the Distributor.

Distribution plan for Advisor Shares. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to compensate the Distributor in connection with the distribution of that Fund's
Advisor shares. Under the Plan, a Fund may make payments at an annual rate up to
0.25% of the average daily net assets attributable to its Advisor Shares.
Because the fees are paid out of a Fund's assets attributable to its Advisor shares on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of a Fund and may cost an investor more than paying other types of sales charges.

          The Distribution Plan is a compensation plan. The various costs and expenses that may be paid or reimbursed by amounts paid under the Distribution
Plan include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees

                                      -49-

or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than the Distributor), or other financial organizations.

          The Distribution Plan may not be amended to increase materially the amount of payments permitted thereunder without the approval of a majority of the outstanding Advisor Shares of each of the Funds. Any other material amendment to the Distribution Plan must be approved both by a majority of the
Trustees and a majority of those Trustees ("Qualified Trustees") who are not
"interested persons" (as defined in the Investment Company Act) of the Trust, and who have no direct or indirect financial interest in the operation of the
Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. The Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of each of the Fund's outstanding Advisor Shares.

BROKERAGE ALLOCATION AND OTHER PRACTICES

          SELECTION OF BROKERS. Schroders, in selecting brokers to effect transactions on behalf of the Funds, seek to obtain the best price and execution available.

          ALLOCATION. Schroders may deem the purchase or sale of a security to be in the best interests of a Fund as well as other clients of Schroders. In such cases, Schroders may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, such transactions will be allocated among the clients in a manner believed by Schroders to be fair and equitable and consistent with its fiduciary obligations to each client at an average price and commission. Orders are normally allocated on a pro rata basis.

          BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Schroders may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United
States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

          Schroders places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroders considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

                                      -50-

          It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroders receives research, statistical, and quotation services from many broker-dealers with which it places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroders and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing each of the Funds. The investment advisory fee paid by the Funds is not reduced because Schroders and its affiliates receive such services.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934,
as amended (the "Securities Exchange Act"), and by the Management Contract,
Schroders may cause the Funds to pay a broker that provides brokerage and research services to Schroders an amount of disclosed commission for effecting a securities transaction for a Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroders' authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

          SIMNA Ltd., in its capacity as subadviser to Schroder Global Equity
Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity
Fund and Schroder Strategic Bond Fund, observes substantially the same allocation and brokerage and research policies and practices as those observed by Schroders described above.

          OTHER PRACTICES. Schroders and its affiliates also manage private investment companies ("hedge funds") that are marketed to, among others, existing Schroders clients. These hedge funds may invest in the same securities as those invested in by the Funds. The hedge funds' trading methodologies are generally different than those of the Funds and usually include short selling and the aggressive use of leverage. At times, the hedge funds may be selling short securities held long in a Fund.

DETERMINATION OF NET ASSET VALUE

          The net asset value per share of each class of shares of each Fund is determined daily as of the close of trading on the New York Stock Exchange
(normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading.

          The Trustees have established procedures for the valuation of a Fund's securities, which are summarized below.

          Equities listed or traded on a stock exchange for which last sales information is regularly reported are valued at their last reported sales prices on such exchange on that day or, in the absence of sales that day, such securities are valued at the mean of closing bid and ask prices ("mid-market price") or, if none, the last sales price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued on the exchange on which the security is primarily traded.) Securities purchased in an initial public offering and which have not commenced trading in a secondary market are valued at cost. Unlisted securities for which over-the-counter market quotations are readily available generally are valued at the most recently reported mid-market prices. In the case of securities traded primarily on the
National Association of Securities Dealers' Automated Quotation

                                      -51-

System ("NASDAQ") National Market System, the NASDAQ Official Closing Price
will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors.

          Except as noted below with regard to below investment grade and emerging markets debt instruments, fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services based on the mean of the bid and asked prices supplied by brokers or dealers or matrix pricing, a method of valuing securities by reference to the values of other securities with similar characteristics, such as rating, interest rate, and maturity. Below investment grade debt instruments
("high yield debt") and emerging markets debt instruments will ordinarily be valued at prices supplied by a Fund's pricing services based on the mean of bid and asked prices supplied by brokers or dealers; provided, however, that if the bid-asked spread exceeds five points, then that security will be valued at the bid price. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, a form of fair valuation, unless
Schroders believes another valuation is more appropriate. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the Trustees.

          Options on indices or exchange-traded fund (ETF) shares shall be valued at the mid-market price reported as of the close of the Chicago Board of
Options Exchange. Options and futures contracts traded on a securities exchange or board of trade shall be valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price (the average of the last reported bid and asked prices). Options not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recently reported mid-market price (the average of the most recently reported bid and asked prices).

          All assets and liabilities of a Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted.

          Long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities and certain foreign securities may be stated at fair value on the basis of valuations furnished by pricing services approved by the
Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities (or, when such prices for such securities are not available - for example, on a day when bond markets are closed - based on other factors that may be indicative of the securities' values).

          If any securities held by the Funds are restricted as to resale,
Schroders will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroders is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a pricing committee (comprised of certain directors and officers at Schroders) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

          Generally, trading in certain securities (such as foreign securities)
is substantially completed each day at various times prior to the close of the
New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because

                                      -52-

of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then the Fair Value Committee of the Trust will consider whether it is appropriate to value these securities at their fair values.

          Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund,
Schroder Emerging Market Equity Fund, and Schroder Strategic Bond Fund] use
FT-Interactive Data ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by Schroder Global Equity Yield Fund,
Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, and
Schroder Strategic Bond Fund based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Pricing Committee, designated by the
Funds' Trustees, in consultation with the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each
non-U.S. security. In consultation with the Trustees, the Pricing Committee also determines a "confidence interval" which will be used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Pricing
Committee is exceeded on a specific day, Schroder Global Equity Yield Fund,
Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, and
Schroder Strategic Bond Fund shall value non-U.S. securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

          The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of each
Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of each Fund and with a share of the general liabilities of the Trust. Each Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Funds or classes may be allocated in proportion to the net asset values of the respective Funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class. The net asset value of a Fund's Advisor Shares will generally differ from that of its Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.

REDEMPTION OF SHARES

          Each Fund imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase.
The fee is not a sales charge (load); it is paid directly to the applicable
Fund.

          The redemption fee may be waived, in Schroders' sole discretion, for certain categories of redemptions that do not raise short-term trading concerns.
These categories include but are not limited to the following: shares held in employer-sponsored retirement accounts (such as 401(k), 403(b), Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension accounts), or shares redeemed through designated systematic withdrawal plans. The redemption fee does apply to IRAs, and may also apply to shares in retirement plans held in broker omnibus accounts.

                                      -53-

ARRANGEMENTS PERMITTING FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

          The Funds have no arrangements with any person to permit frequent purchases and redemptions of the Fund shares.

TAXES

          Taxation of the Funds. Each Fund intends to qualify each year and elect to be taxed as a "regulated investment company" (a "RIC") under Subchapter
M of the United States Internal Revenue Code of 1986, as amended (the "Code").

          As a RIC qualifying to have its tax liability determined under
Subchapter M, a Fund will not be subject to federal income tax on income distributed in a timely manner to shareholders in the form of dividends or capital gain distributions.

          In order to qualify as a RIC, a Fund must, among other things:

          (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income
(including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

          (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other RICs and other securities limited generally with respect to any one issuer to not more than 5%
of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (x) the securities of any issuer (other than the U.S. government or other RICs) or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

          (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the
Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year. The
Funds intend to make such distributions.

          In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004
(the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii)
that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an

                                      -54-

interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (b) above, the term "outstanding voting securities of such issuer"
will include the equity securities of a qualified publicly traded partnership.

          If a Fund does not qualify for taxation as a RIC for any taxable year, that Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net long-term capital gain (if any), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

          If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if that Fund is permitted so to elect and so elects), plus any retained amount from the prior years (to the extent not presently subject to tax under Subchapter M), that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

          FUND DISTRIBUTIONS. Distributions from a Fund will be taxable to you as ordinary income to the extent derived from that Fund's investment income and net short-term capital gains. Distributions designated by a Fund as deriving from net gains on capital assets held for more than one year will be taxable to you as long-term capital gains, regardless of how long you have held the shares.

          Distributions will be taxable to you as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by a Fund for the preceding year.

          For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, that Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a passive foreign investment company.

          In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to

                                      -55-

that Fund's shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100%
of that Fund's dividends (other than property designated capital gain dividends)
will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

          RETURN OF CAPITAL DISTRIBUTIONS. If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

          Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed that
Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment.
Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when that Fund's net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by a Fund prior to the shareholder's investment (and thus included in the price paid by the shareholder).

          SALE OR REDEMPTION OF SHARES. Upon the disposition of shares of a Fund
(whether by sale, exchange, or redemption), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. For taxable years beginning on or before December 31, 2008, long-term capital gains will generally be taxed at a rate of 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than one year, and otherwise as short-term capital loss.
However, any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, any loss realized on a taxable disposition of shares will be disallowed to the extent that you replace the disposed of shares with shares of the same Fund within 30 days before or after the date of disposition.

          FOREIGN CURRENCY-DENOMINATED SECURITIES. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

          With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which that Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, a
Fund's investments in foreign securities may increase or accelerate that Fund's recognition of ordinary income or loss and may affect the timing or amount of that Fund's distributions, including in situations where such distributions may economically represent a return of a particular shareholder's investment.
Investments, if any, in "passive foreign investment companies" could subject a
Fund to U.S. federal income tax or other charges on certain distributions from such

                                      -56-

companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund."

          If more than 50% of a Fund's assets at year end consists of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities it has held for at least the minimum period specified in the
Code. In such a case, shareholders will include in gross income from foreign securities their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes.
In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

          HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, forward or futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to that Fund, defer losses to that Fund, cause adjustments in the holding periods of that
Fund's securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the
Funds.

          SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require it to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities that it otherwise would have continued to hold.

          BACKUP WITHHOLDING. A Fund is generally required to withhold a percentage of certain of your dividends and other cash distributions if you have not provided it with your correct taxpayer identification number (normally your
Social Security number), or if you are otherwise subject to back-up withholding at a rate of 28% through 2010. The backup withholding rate will be 31% for amounts paid thereafter.

          TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all
RICs.

          The foregoing discussion is primarily a summary of certain federal income tax consequences of investing in the Funds based on the law as of the date of this SAI. The discussion does not address special tax rules applicable to certain classes of investors, such as, among others, IRAs and other

                                      -57-

retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to a Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Funds.

PRINCIPAL HOLDERS OF SECURITIES

          To the knowledge of the Trust, as of [__], 2006 no person owned beneficially or of record 5% or more of the outstanding shares of either class of any of the Funds.

          To the knowledge of the Trust, as of [__], 2006, the Trustees of the
Trust and the officers of the Trust, as a group, owned none of the outstanding shares of either class of any of the Funds.

CUSTODIAN

          JP Morgan Chase Bank, 270 Park Avenue, New York, New York, is the
custodian of the assets of the Funds. The custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments. The custodian does not determine the investment policies of a Fund or decide which securities a Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

          Boston Financial Data Services, Inc., Two Heritage Drive, North
Quincy, Massachusetts 02171, is the Trust's registrar, transfer agent, and dividend disbursing agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          PricewaterhouseCoopers LLP, the Trust's independent registered public accounting firm, provides audit services, and tax return preparation services.
Their address is Two Commerce Square, Suite 1700, 2001 Market Street,
Philadelphia, Pennsylvania 19103.

CODE OF ETHICS

          Schroders, and Schroder Funds Advisors Inc., the Trust's distributor, and SIMNA Ltd. have each adopted a Code of Ethics, and the Trust, Schroder
Capital Funds (Delaware) and Schroder Global Series Trust have adopted a combined Code of Ethics, pursuant to the requirements of Rule 17j-1 of the
Investment Company Act. Subject to certain restrictions, these Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. The Codes of Ethics have been filed as exhibits to the Trust's Registration Statement.

PROXY VOTING POLICIES AND PROCEDURES

          The Trust has delegated authority and responsibility to vote any proxies relating to voting securities held by the Funds to Schroders, which intends to vote such proxies in accordance with its proxy voting policies and procedures. A copy of Schroders' proxy voting policies and procedures is attached as Appendix A to this SAI. Information regarding how Schroders voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon

                                      -58-

request, through the Schroders Funds' website at www.schroderfunds.com; and (2)
on the Securities and Exchange Commission's website at www.sec.gov.

LEGAL COUNSEL

          Ropes & Gray LLP, One International Place, Boston, Massachusetts
02110-2624, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.
However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of such Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

          As the Funds have not commenced operations, financial statements for the Funds are unavailable.

                                      -59-

APPENDIX A

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. POLICY RELATING TO IDENTIFYING
AND ACTING UPON CONFLICTS OF INTEREST IN CONNECTION WITH ITS PROXY VOTING
OBLIGATIONS

This document sets forth Schroder Investment Management North America Inc.'s
("Schroders") policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:

     o    Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

     o    Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

Rule 30b1-4 requires that the Schroder US Mutual Funds (the "Funds"):

     o    Disclose their proxy voting policies and procedures in their registration statements and

     o    Annually, file with the SEC and make available to shareholders their actual proxy voting.

(A)  PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The
Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global
Corporate Governance Policy (the "Policy"), as revised from time to time. The
Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth

                                       A-1

Schroders' positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services.
ISS's primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS's and others' recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of Schroders' clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:

     o    Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with
          Schroders;

     o    A proponent of a proxy proposal has a client relationship with
          Schroders;

     o    A proponent of a proxy proposal has a business relationship with
          Schroders;

     o    Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The
Team will determine whether a proposal is material as follows:

     o    Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the
          Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

     o    Non-Routine Proxy Proposals: Proxy proposals that are "non-routine"
          will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of

                                       A-2

          interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows:

          A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy;

          B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable;

          C. If the proxy proposal is (1) not addressed by the Policy or (2)
requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders' own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

          D. If the proxy proposal is (1) not addressed by the Policy or (2)
requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then
Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or
(c) obtain approval of the decision from the Chief Compliance Officer and the
Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING

          The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the
Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the
Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written)
from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

Additional Reports and Disclosures for the Schroder Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule
30b1-4:

          For each matter on which a fund is entitled to vote:

     o    Name of the issuer of the security;

     o    Exchange ticker symbol;

                                       A-3

     o    CUSIP number, if available;

     o    Shareholder meeting date;

     o    Brief summary of the matter voted upon;

     o    Source of the proposal, i.e., issuer or shareholder;

     o    Whether the fund voted on the matter;

     o    How the fund voted; and

     o    Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds'
actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

July 30, 2003

                                       A-4

APPENDIX B

FIXED INCOME AND COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" Fixed-income securities which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future.
Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       B-1

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months.
The ratings apply to Municipal Commercial Paper as well as taxable Commercial
Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations.
Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES ("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                                       B-2

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC" The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and
"C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

                                       B-3

COMMERCIAL PAPER RATINGS

Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than
365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation
"1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC. ("FITCH")

FIXED INCOME SECURITY RATINGS

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and
"AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Grade

                                       B-4

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD"
represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the
"F-1+" and "F-1 " categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                                       B-5

DUFF & PHELPS

FIXED INCOME SECURITIES

Investment Grade

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA, and AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

High Yield Grade

BB+, BB, and BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.
Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured financings are also rated on this scale.

CERTIFICATES OF DEPOSIT RATINGS

Category 1: Top Grade

Duff 1 plus: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good Fundamental protection factors. Risk factors are minor.

Duff 1 minus: High certainty of timely payment. Liquidity factors are strong and supported by good Fundamental protection factors. Risk factors are very small.

                                       B-6

Category 2: Good Grade

Duff 2: Good certainty of timely payment. Liquidity factors and company
Fundamentals are sound. Although ongoing Funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Category 3: Satisfactory Grade

Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

                                       B-7

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Agreement and Declaration of Trust (see Note 1).

(b) Third Amended and Restated Bylaws of the Registrant (see Note 12).

(c)(i) Portions of Agreement and Declaration of Trust Relating to Shareholders'
Rights (see Note 1).

(ii) Portions of Bylaws Relating to Shareholders' Rights (see Note 1).

(d)(i) Form of Management Contract between the Trust, on behalf of Schroder
Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging
Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and
Mid Cap Opportunities Fund, and Schroder Investment Management North America,
Inc. is filed herewith.

(d)(ii) Form of Investment Subadvisory Agreement between the Trust, on behalf of
Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder
Emerging Market Equity Fund, and Schroder Strategic Bond Fund, Schroder
Investment Management North America, Inc., and Schroder Investment Management
North America Ltd. is filed herewith.

(e) Distribution Agreement dated September 15, 1999 (see Note 3).

(f) Not applicable.

(g)(i) Global Custody Agreement between the Trust and The Chase Manhattan Bank dated as of November 5, 2001 ("Global Custody Agreement") (see Note 5).

(ii) Amendment to Custody Agreement between Schroder Series Trust and JPMorgan
Chase Bank, NA (f/k/a The Chase Manhattan Bank) dated October 26, 2005 is filed herewith.

(iii) Form of Amendment to the Global Custody Agreement relating to Schroder
Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging
Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and
Mid Cap Opportunities Fund is filed herewith.

(h)(i) Transfer Agent and Service Agreement (see Note 1).

(ii) Form of Delegation Amendment to Transfer Agent and Service Agreement dated as of July 24, 2002 (see Note 6).

(iii) Amendment to Transfer Agency and Service Agreement dated December 31, 2003
(see Note 12).

(iv) Amendment to Transfer Agency and Service Agreement between State Street
Bank and Trust Company and Schroders Series Trust dated September 1, 2005 is filed herewith.

(v) Form of Letter to State Street Bank and Trust, as Transfer Agent, relating to Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund,
Schroder Emerging Market Equity Fund, Schroder Strategic Bond Fund, and Schroder
U.S. Small and Mid Cap Opportunities Fund is filed herewith.

(vi) Form of Amendment to Administration and Accounting Agreement between the
Trust and SEI Investments Mutual Funds Services is filed herewith.

(vii) Form of Shareholder Service Agreement for Advisor Shares (see Note 2).

(viii) Form of Shareholder Servicing Plan for Advisor Shares (see Note 2).

(ix) Form of Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to Schroder Global Equity Yield Fund,
Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities
Fund is filed herewith.

(i)(i) Opinion of Ropes & Gray LLP (see Note 3).

(ii) Opinion of Ropes & Gray LLP relating to Schroder Global Equity Yield Fund,
Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities
Fund is filed herewith.

(j) Not applicable.

(k) Not applicable.

(l) Initial Capital Agreement (see Note 1).

(m) Form of Distribution Plan and Agreement for Advisor Shares (see Note 8).

(n) Form of Second Amended and Restated Multiclass (Rule 18f-3) Plan is filed herewith.

(o) Reserved.

(p)(i) Code of Ethics for SIMNA and Schroder Fund Advisors, Inc. (see Note 13).

(ii) Code of Ethics of the Trust (see Note 13).

(iii) Code of Ethics for SIMNA Ltd. is filed herewith.

(q)(i) Power of Attorney for David A. Dinkins, John I. Howell, Peter S. Knight,
Alan M. Mandel, Catherine A. Mazza, William L. Means, Clarence F. Michalis, and
Hermann C. Schwab (see Note 4).

(ii) Power of Attorney for Peter E. Guernsey (see Note 3).

(iii) Power of Attorney for Peter L. Clark (see Note 7).

(iv) Power of Attorney for James D. Vaughn (see Note 8).

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No. 11 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 25,
1999, accession number 0000950135-97-000990.

2. Exhibit incorporated by reference to Post-Effective Amendment No. 5 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on April 14, 1997, accession number 0000950135-97-012780.

3. Exhibit incorporated by reference to Post-Effective Amendment No. 12 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 29,
2000, accession number 0000912057-009075.

4. Exhibit incorporated by reference to Post-Effective Amendment No. 14 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2001, accession number 0000912057-01-006924.

5. Exhibit incorporated by reference to Post-Effective Amendment No. 15 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000240.

6. Exhibit incorporated by reference to Post-Effective Amendment No. 16 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2003, accession number 0000950136-03-000458.

7. Exhibit incorporated by reference to Post-Effective Amendment No. 17 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on October 17, 2003, accession number 0000950136-03-002563.

8. Exhibit incorporated by reference to Post-Effective Amendment No. 18 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on December 31,
2003, accession number 0000950136-03-003240.

9. Exhibit incorporated by reference to Post-Effective Amendment No. 19 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 27,
2004, accession number 0000950136-04-000603.

10. Exhibit incorporated by reference to Post-Effective Amendment No. 20 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on October 13, 2004, accession number 0000950136-04-003374.

11. Exhibit incorporated by reference to Post-Effective Amendment No. 22 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on October 29, 2004, accession number 0000950136-04-003635.

12. Exhibit incorporated by reference to Post-Effective Amendment No. 23 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on December 22,
2004, accession number 0000950136-04-004510.

13. Exhibit incorporated by reference to Post-Effective Amendment No. 24 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 25,
2005, accession number 0000950136-05-001049.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

None.

ITEM 25. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers
(including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered
Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that

such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or it's Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such
Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this
Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees' then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered
Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter)
upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the
Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this
Section shall not prevent the recovery, from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such
Covered Person's action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's Office.

SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term

"Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an
"interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act
(or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                                   ----------

Article 12 of the Registrant's Amended Bylaws provides as follows:

12.1 EFFECT OF AUDIT COMMITTEE FINANCIAL EXPERT DESIGNATION. The conduct of a
Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an
"audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a Trustee has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the Trust, and any determination of whether a Trustee shall be entitled to indemnification pursuant to any provision of the Declaration of Trust or these Bylaws, shall be made in light of and based upon the provisions of this paragraph, and any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal.

12.2. MANDATORY INDEMNIFICATION OF TRUSTEES. The Trust shall to the fullest extent legally permissible indemnify each person who is or was a Trustee against all liabilities, costs and expenses reasonably incurred by such person in connection with or resulting from any action, suit or proceeding, whether civil, criminal, administrative or investigative, brought by any governmental or self-regulatory authority, including without limitation any formal or informal investigation into possible violations of law or regulation initiated by any governmental body or self-regulatory authority, in which such person may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while in office or thereafter, by reason of he or she having been a Trustee, or by reason of any action taken or not taken in such capacity, except to the extent prohibited by the Declaration of Trust. Any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be

presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal or any proceeding related to any period prior to such amendment or removal.

                                   ----------

Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the
Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the
Securities Act of 1933 may be permitted to Trustees and officers of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The directors and officers of the Registrant's investment adviser, Schroder
Investment Management North America Inc. ("Schroders"), have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Christopher Cook, Senior Vice President of Schroders, who was
formerly an SR Institutional Account Executive at Strong Capital Management;
Anthony Williams, Senior Vice President of Schroders, who was formerly Vice
President and Institutional Sales Manager at AmSouth Asset Management, prior to that Relationship Manager at Dresdner RCM Global Investors; John Eric Nelson,
Senior Vice

President of Schroders, who was formerly a Managing Director at Merrill Lynch
Investment Managers; John Harrington, Senior Vice President of Schroders, who
was formerly a Product Manager and Portfolio Manager at Wellington Management;
Virginie Maisonneuve, Director of Schroders, who was formerly a Director and
Co-Chief Investment Officer at Clay Finlay; Steven Johnson, Executive Vice
President of Schroders, who was formerly Director of North American Business at
Marathon Asset Management; Robert Formisano, Senior Vice President of Schroders,
who was formerly Director of Sales and Client Service at West AM; and Allan
Conway, Executive Vice President of Schroders, who was formerly Head of Global
Emerging Markets for West LB Asset Management.

The address of Schroders and Schroder Fund Advisors Inc. is 875 Third Avenue,
22nd Floor, New York, NY 10022. The addresses of certain corporate affiliates of
Schroders are as follows: Schroder Investment Management North America Limited,
Schroder Ltd., and Schroders plc. are located at 31 Gresham St., London EC2V
7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder
Investment Management (UK) Limited, Schroder Investment Management (Europe),
Korea Schroder Fund Management Limited and Schroder Personal Investment
Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom.
Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC
Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia)
Limited is located at 225 George Place, Sydney, Australia. PT Schroder
Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta,
12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel
Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85
Queen Victoria Street, London EC4V 4EJ, United Kingdom.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each Fund of Registrant and each series of Schroder Capital Funds (Delaware) and
Schroder Global Series Trust.

(b) The directors and officers of the Registrant's principal underwriter are as follows:

--------------------------------------------------------------------------------
Name and Principal               Position and Office with    Position and Office
Business Address*                       Underwriter            with the Trust
--------------------------------------------------------------------------------
Catherine A. Mazza              Director                     None
--------------------------------------------------------------------------------
Mark A. Hemenetz                Director and Chairman        President and
                                                             Principal Executive
                                                             Officer
--------------------------------------------------------------------------------
Alan M. Mandel                  Director, Treasurer, Chief   Treasurer,
                                Operating Officer            Principal Financial
                                                             and Accounting
                                                             Officer
--------------------------------------------------------------------------------
Mark J. Smith                   Director and Senior Vice     None
                                President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Carin F. Muhlbaum               Director, Senior Vice and    Vice President and
                                General President,           Clerk
                                Secretary Counsel
--------------------------------------------------------------------------------
Stephen DeTore                  Director and Senior Vice     None
                                President
--------------------------------------------------------------------------------
Angel Lanier                    Assistant Vice President     Assistant Secretary
--------------------------------------------------------------------------------
Steven N. Johnson               Director and Chief           None
                                Compliance Officer
--------------------------------------------------------------------------------

* The principal business address of each individual listed above is 875 Third
Avenue, 22nd Floor, New York, New York 10022, except for Mark J. Smith, whose business address is 31 Gresham St., London EC2V 7QA, United Kingdom.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940
and the Rules promulgated thereunder are Registrant's Clerk, Carin F. Muhlbaum;
Registrant's investment adviser, Schroder Investment Management North America
Inc.; Registrant's custodian, J.P. Morgan Chase Bank; and Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. The address of the clerk and investment adviser is 875 Third Avenue, 22nd Floor, New York, New York
10022. The address of the custodian is 270 Park Avenue, New York, New York
10017. The address of the transfer agent and registrar is Two Heritage Drive,
Quincy, Massachusetts 02171.

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30. UNDERTAKINGS

(a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes, if requested to do so by the holders of at least
10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist, in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on
file with the Secretary of State of The Commonwealth of Massachusetts, and
notice is hereby given that this instrument is executed on behalf of the
Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 11th day of January, 2006.

SCHRODER SERIES TRUST

By: /s/ Mark A. Hemenetz
    ---------------------------
Name:  Mark A. Hemenetz
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 11, 2006.

Principal Executive Officer

By: /s/ Mark A. Hemenetz
    ---------------------------
Name:  Mark A. Hemenetz
Title: President and Principal Executive Officer

Principal Financial and Accounting Officer

By:  /s/ Alan M. Mandel
    ---------------------------
Name: Alan M. Mandel
Title: Treasurer, Principal Financial and Accounting Officer

*Peter L. Clark, Trustee
*David N. Dinkins, Trustee
*Peter E. Guernsey, Trustee
*John I. Howell, Trustee
*Peter S. Knight, Trustee
*William L. Means, Trustee
*Clarence F. Michalis, Trustee
*Hermann C. Schwab, Trustee
*James D. Vaughn

By: /s/ Alan M. Mandel
    ---------------------------
    Alan M. Mandel Attorney-in-Fact*

*Pursuant to powers of attorney previously filed as exhibits to this
Registration Statement.

EXHIBIT INDEX

(d)(i) Form of Management Contract

(d)(ii) Form of Investment Subadvisory Agreement

(g)(ii) Amendment to Custody Agreement

(g)(iii) Form of Amendment to Global Custody Agreement

(h)(iv) Form of Amendment to Transfer Agency and Service Agreement

(h)(v) Form of Letter to Transfer Agent

(h)(vi) Form of Amendment to Administration and Accounting Agreement

(h)(ix) Form of Expense Limitation Agreement

(i)(ii) Opinion of Ropes & Gray LLP relating to Schroder Global Equity Yield
Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities
Fund

(n) Form of Second Amended and Restated Multiclass (Rule 18f-3) Plan

(p)(iii) Code of Ethics for SIMNA Ltd.